UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2021

Item 1.

Reports to Stockholders

Fidelity® Floating Rate Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Five Holdings as of March 31, 2021

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.6
Intelsat Jackson Holdings SA	2.1
Caesars Resort Collection LLC	1.7
Asurion LLC	1.7
TransDigm, Inc.	1.2
9.3

Top Five Market Sectors as of March 31, 2021

% of fund's net assets
Technology	15.7
Services	7.9
Telecommunications	7.5
Healthcare	6.0
Gaming	5.7

Quality Diversification (% of fund's net assets)

As of March 31, 2021
BBB	3.3%
BB	23.1%
B	59.4%
CCC,CC,C	5.3%
Not Rated	4.8%
Equities	1.8%
Short-Term Investments and Net Other Assets	2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2021*
Bank Loan Obligations	92.4%
Nonconvertible Bonds	3.4%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	1.7%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.3%

 * Foreign investments - 12.3%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.4%
	Principal Amount	Value
Aerospace - 1.7%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/4/26 (a)(b)(c)	$3,800,000	$3,762,000
AI Convoy Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 1/20/27 (a)(b)(c)	4,351,025	4,343,411
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.36% 6/19/26 (a)(b)(c)	861,875	818,686
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 5/30/25 (a)(b)(c)	3,106,003	3,039,690
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 12/9/25 (a)(b)(c)	9,369,570	9,166,532
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 8/22/24 (a)(b)(c)	6,037,535	5,919,682
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	3,937,832	3,824,619
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	1,000,000	881,670

TOTAL AEROSPACE		31,756,290

Air Transportation - 1.8%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/10/28 (b)(c)(d)	6,475,000	6,626,774
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8603% 10/6/23 (a)(b)(c)	1,430,069	1,394,760
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/8/26 (a)(b)(c)	3,898,017	3,771,526
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 4/4/26 (a)(b)(c)	2,095,708	2,027,702
JetBlue Airways Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 6/17/24 (a)(b)(c)	2,545,813	2,603,093
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	5,580,000	5,922,668
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	4,905,000	5,145,345
Transplace Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.4434% 10/5/24 (a)(b)(c)	3,386,512	3,384,413
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 2.750% 4% 12/11/26 (a)(b)(c)	4,547,438	4,406,740

TOTAL AIR TRANSPORTATION		35,283,021

Automotive & Auto Parts - 1.1%
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/30/26 (a)(b)(c)	1,619,869	1,601,645
CWGS Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 11/8/23 (a)(b)(c)	439,239	437,165
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/2/27 (a)(b)(c)	4,054,838	4,051,472
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	1,755,600	1,797,296
North American Lifting Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/16/24 (a)(b)(c)	5,440,172	5,657,779
Tranche B 1LN, term loan 3 month U.S. LIBOR + 11.000% 12% 3/1/25 (a)(b)(c)	1,422,286	1,340,505
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/29/28 (a)(b)(c)	3,135,000	3,124,999
UOS LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 4/18/25 (a)(b)(c)	2,837,353	2,833,806

TOTAL AUTOMOTIVE & AUTO PARTS		20,844,667

Banks & Thrifts - 1.4%
Blackstone CQP Holdco LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6866% 9/30/24 (a)(b)(c)	5,639,451	5,621,856
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 2/27/28 (a)(b)(c)	10,670,000	10,545,481
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	4,650,391	4,649,647
eResearchTechnology, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/4/27 (b)(c)(d)	2,295,000	2,296,079
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 5/30/25 (a)(b)(c)	1,456,135	1,447,486
Victory Capital Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4386% 7/1/26 (a)(b)(c)	1,389,506	1,375,027

TOTAL BANKS & THRIFTS		25,935,576

Broadcasting - 2.1%
AppLovin Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 8/15/25 (a)(b)(c)	8,600,484	8,585,347
Cumulus Media New Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/31/26 (a)(b)(c)	89,769	88,497
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 8/24/26 (a)(b)(c)	12,494,725	8,527,650
E.W. Scripps Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	2,992,500	2,978,944
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.6091% 11/17/24 (a)(b)(c)	2,585,087	2,524,984
iHeartCommunications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/1/26 (a)(b)(c)	1,627,700	1,628,205
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.6151% 9/19/26 (a)(b)(c)	6,092,517	6,041,523
Nielsen Finance LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 6/4/25 (a)(b)(c)	2,132,411	2,136,079
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.61% 9/30/26 (a)(b)(c)	2,385,848	2,347,078
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 8/14/26 (a)(b)(c)	3,394,141	3,389,899
Univision Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 3/15/26 (a)(b)(c)	1,738,360	1,735,405

TOTAL BROADCASTING		39,983,611

Building Materials - 1.5%
ACProducts, Inc. 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 8/13/25 (a)(b)(c)	2,661,750	2,712,989
APi Group DE, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 10/1/26 (a)(b)(c)	3,942,538	3,920,381
GYP Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 6/1/25 (a)(b)(c)	1,755,876	1,745,780
Hamilton Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.21% 1/4/27 (a)(b)(c)	2,916,281	2,901,700
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 2/28/27 (a)(b)(c)	3,494,675	3,446,623
LEB Holdings U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/2/27 (a)(b)(c)	1,810,463	1,812,726
MI Windows & Doors, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	1,745,625	1,751,089
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 9/27/24 (a)(b)(c)	3,055,014	3,025,992
Ventia Deco LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/21/26 (a)(b)(c)	3,772,660	3,772,660
White Capital Buyer LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	2,776,297	2,769,356
3 month U.S. LIBOR + 4.000% 4.5% 10/19/27 (a)(b)(c)	949,366	946,992

TOTAL BUILDING MATERIALS		28,806,288

Cable/Satellite TV - 3.2%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 2/1/27 (a)(b)(c)	18,610,435	18,508,078
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/31/28 (a)(b)(c)	8,740,000	8,602,695
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.606% 4/15/27 (a)(b)(c)	8,531,269	8,418,571
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.356% 1/15/26 (a)(b)(c)	1,960,000	1,930,600
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 9/25/28 (b)(c)(d)(e)	1,910,000	1,912,388
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.356% 7/17/25 (a)(b)(c)	4,765,635	4,695,152
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.606% 1/31/28 (a)(b)(c)	4,000,000	3,960,920
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (a)(b)(c)	13,045,288	12,998,847

TOTAL CABLE/SATELLITE TV		61,027,251

Capital Goods - 0.7%
Altra Industrial Motion Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 10/1/25 (a)(b)(c)	2,155,188	2,137,407
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3651% 11/15/26 (a)(b)(c)	645,000	630,165
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 11/15/25 (a)(b)(c)	2,086,961	2,028,004
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1085% 9/20/26 (a)(b)(c)	3,708,067	3,715,409
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 2/9/28 (a)(b)(c)	1,895,000	1,887,894
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4776% 7/31/27 (a)(b)(c)	2,164,139	2,167,385

TOTAL CAPITAL GOODS		12,566,264

Chemicals - 2.4%
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	610,000	611,525
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 11/24/27 (a)(b)(c)	2,275,000	2,269,313
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	596,563	595,072
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	458,782	457,635
Consolidated Energy Finance SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6086% 5/7/25 (a)(b)(c)	5,717,859	5,574,912
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 1/31/26 (a)(b)(c)	2,761,755	2,745,185
GrafTech Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 2/12/25 (a)(b)(c)	479,957	479,357
Hexion, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.74% 7/1/26 (a)(b)(c)	1,866,750	1,865,593
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	7,280,000	7,252,700
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7025% 3/1/26 (a)(b)(c)	3,319,877	3,290,430
NIC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/14/28 (a)(b)(c)	1,880,000	1,878,440
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.500% 3.625% 10/11/24 (a)(b)(c)	3,293,196	3,238,661
SCIH Salt Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 3/16/27 (a)(b)(c)	2,357,188	2,357,188
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8602% 10/1/25 (a)(b)(c)	8,841,864	8,700,041
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/3/25 (a)(b)(c)	2,461,229	2,385,349
W. R. Grace & Co.-Conn.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (a)(b)(c)	741,761	735,040
Tranche B 2LN, term loan 3 month U.S. LIBOR + 1.750% 1.9525% 4/3/25 (a)(b)(c)	1,271,590	1,260,069

TOTAL CHEMICALS		45,696,510

Consumer Products - 1.3%
BCPE Empire Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/11/26 (a)(b)(c)	1,724,824	1,712,974
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/23/27 (a)(b)(c)	1,390,000	1,372,847
Buzz Merger Sub Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 1/29/27 (a)(b)(c)	990,000	982,575
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/8/27 (a)(b)(c)	4,050,000	4,038,620
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	2,750,000	2,735,095
Gannett Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 1/29/26 (a)(b)(c)	1,462,803	1,471,946
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 12/21/25 (a)(b)(c)	1,246,819	1,230,848
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	3,206,963	3,157,704
Mattress Firm, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 11/25/27 (a)(b)(c)	2,076,750	2,102,709
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 2/25/28 (a)(b)(c)	2,255,000	2,244,785
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.106% 6/15/25 (a)(b)(c)	1,789,400	1,512,043
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/21/27 (a)(b)(c)	2,325,000	2,313,375
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8% 12/21/28 (a)(b)(c)	605,000	613,319

TOTAL CONSUMER PRODUCTS		25,488,840

Containers - 2.9%
Aot Packaging Products Acquisi:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	3,310,394	3,275,900
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)(f)	744,606	736,847
Berlin Packaging, LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.1208% 11/7/25 (a)(b)(c)	6,113,980	5,997,142
3 month U.S. LIBOR + 3.250% 3.75% 3/5/28 (a)(b)(c)	590,000	583,610
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8981% 7/1/26 (a)(b)(c)	4,802,413	4,759,623
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4426% 4/3/24 (a)(b)(c)	1,443,750	1,411,266
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 12/21/26 (a)(b)(c)	1,237,500	1,239,047
Charter NEX U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 12/1/27 (a)(b)(c)	3,365,000	3,369,206
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2375% 6/29/25 (a)(b)(c)	6,222,073	6,113,187
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	6,564,355	6,475,145
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	4,535,831	4,504,397
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 2/4/26 (a)(b)(c)	2,164,575	2,156,458
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,226,326	1,225,050
Pregis TopCo Corp. 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 7/31/26 (a)(b)(c)	2,080,449	2,061,808
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/30/27 (a)(b)(c)	5,331,057	5,301,736
Reynolds Group Holdings, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 2/16/26 (a)(b)(c)	3,117,188	3,079,781
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 2/5/23 (a)(b)(c)	3,417,763	3,401,221

TOTAL CONTAINERS		55,691,424

Diversified Financial Services - 2.9%
ACNR Holdings, Inc. term loan 17% 9/21/27 (a)(c)(e)	2,960,494	2,960,494
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	4,020,000	4,002,674
Alpine Finance Merger Sub LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 7/12/24 (a)(b)(c)	4,632,255	4,607,935
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (a)(b)(c)	2,284,596	2,275,023
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.4988% 10/15/26 (a)(b)(c)	2,977,487	2,692,780
BCP Renaissance Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/31/24 (a)(b)(c)	3,415,319	3,337,040
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6072% 6/27/25 (a)(b)(c)	2,109,973	2,094,802
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.95% 8/9/25 (a)(b)(c)	4,152,400	4,053,780
Focus Financial Partners LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 7/3/24 (a)(b)(c)	2,100,154	2,075,897
Fort Dearborn Holding Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 10/19/23 (a)(b)(c)	260,994	260,245
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 9/24/27 (a)(b)(c)	2,289,263	2,286,401
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3561% 3/1/25 (a)(b)(c)	4,574,556	4,537,411
Jane Street Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 1/21/28 (a)(b)(c)	2,334,150	2,307,167
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 7/3/24 (a)(b)(c)	1,201,663	1,173,124
KREF Holdings X LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 9/1/27 (a)(b)(c)	2,648,363	2,654,983
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	1,322,731	1,306,858
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/11/27 (a)(b)(c)	6,354,856	6,338,969
TransUnion LLC Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/16/26 (a)(b)(c)	5,416,363	5,375,740
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/29/26 (a)(b)(c)	1,605,757	1,598,226

TOTAL DIVERSIFIED FINANCIAL SERVICES		55,939,549

Diversified Media - 1.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6% 10/28/27 (a)(b)(c)	6,054,825	6,038,598
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.7025% 2/10/27 (a)(b)(c)	7,808,925	7,785,499
Lamar Media Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.500% 1.6035% 1/30/27 (a)(b)(c)	1,750,000	1,734,145
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 12/17/26 (a)(b)(c)	12,163,050	12,043,122

TOTAL DIVERSIFIED MEDIA		27,601,364

Energy - 4.1%
Apro LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 11/14/26 (a)(b)(c)	1,976,100	1,969,935
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	4,055,485	4,047,901
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.8572% 11/3/25 (a)(b)(c)	4,912,127	4,672,661
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	5,221,318	5,015,390
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1109% 5/21/25 (a)(b)(c)	2,707,687	2,523,781
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/17/28 (b)(c)(d)(e)	1,905,000	1,902,619
3 month U.S. LIBOR + 6.250% 6.37% 11/18/24 (a)(b)(c)	1,858,631	1,872,571
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	2,461,875	2,504,958
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,250,725	2,159,571
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	5,770,235	5,775,025
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 3/30/25 (a)(b)(c)	1,521,633	1,475,223
EG America LLC:
2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 3/23/26 (a)(b)(c)	944,117	941,757
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2025% 2/6/25 (a)(b)(c)	1,955,283	1,921,418
3 month U.S. LIBOR + 4.250% 3/10/26 (b)(c)(d)	1,340,000	1,324,925
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.26% 3/1/26 (a)(b)(c)	3,970,050	2,881,581
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.3645% 7/18/25 (a)(b)(c)	9,404,687	8,990,881
Gulf Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 8/25/23 (a)(b)(c)	3,907,704	3,226,631
Hamilton Projs. Acquiror LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 6/17/27 (a)(b)(c)	4,754,075	4,767,957
Lower Cadence Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/22/26 (a)(b)(c)	2,508,284	2,443,847
Matador Bidco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 10/15/26 (a)(b)(c)	990,000	986,288
Murphy U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 1/29/28 (a)(b)(c)	3,045,000	3,056,419
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.625% 11/14/25 (a)(b)(c)	4,081,063	4,040,252
Oxbow Carbon LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/19/25 (a)(b)(c)	1,326,000	1,325,337
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 1/23/27 (a)(b)(c)	4,373,592	4,377,222
Terra-Gen Finance Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 12/9/21 (a)(b)(c)	2,643,565	2,620,434
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,955,000	2,796,169

TOTAL ENERGY		79,620,753

Entertainment/Film - 0.1%
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6815% 1/23/25 (a)(b)(c)	2,397,616	2,277,735
Environmental - 0.1%
WTG Holdings III Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3/10/28 (b)(c)(d)	1,210,000	1,203,575
3 month U.S. LIBOR + 2.500% 2.6085% 12/20/24 (a)(b)(c)	1,084,090	1,078,334

TOTAL ENVIRONMENTAL		2,281,909

Food & Drug Retail - 1.4%
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 1/29/27 (a)(b)(c)	3,540,738	3,489,574
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 10/22/25 (a)(b)(c)	1,541,044	1,537,669
H-Food Holdings LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1145% 5/31/25 (a)(b)(c)	987,674	982,429
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 5/1/26 (a)(b)(c)	9,306,184	9,242,251
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	3,361,440	3,207,385
Lannett Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 5.370% 6.375% 11/25/22 (a)(b)(c)	9,067,212	8,647,854

TOTAL FOOD & DRUG RETAIL		27,107,162

Food/Beverage/Tobacco - 1.6%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 7.8609% 10/1/26 (a)(b)(c)	410,000	405,215
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6109% 10/1/25 (a)(b)(c)	2,167,911	2,163,879
Atkins Nutritional Holdings II, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/7/24 (a)(b)(c)	2,470,684	2,473,772
BellRing Brands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/21/24 (a)(b)(c)	2,689,071	2,701,387
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	4,845,650	4,838,382
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2539% 2/6/25 (a)(b)(c)	1,401,650	1,377,373
Saffron Borrowco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 6.8585% 6/20/25 (a)(b)(c)	1,214,063	1,216,345
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	3,559,175	3,549,707
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/16/28 (a)(b)(c)	4,805,000	4,782,465
U.S. Foods, Inc.:
1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 9/13/26 (a)(b)(c)	2,821,944	2,762,796
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 6/27/23 (a)(b)(c)	2,830,566	2,790,456
Utz Quality Foods LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 1/13/28 (a)(b)(c)	1,271,813	1,268,900

TOTAL FOOD/BEVERAGE/TOBACCO		30,330,677

Gaming - 5.3%
AP Gaming I LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 2/15/24 (a)(b)(c)	1,753,804	1,714,344
Aristocrat International Pty Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/19/24 (a)(b)(c)	1,086,788	1,089,733
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.9734% 10/19/24 (a)(b)(c)	1,435,371	1,426,601
Bally's Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 5/10/26 (a)(b)(c)	3,066,825	3,281,503
Boyd Gaming Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3309% 9/15/23 (a)(b)(c)	1,801,252	1,795,813
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 12/22/24 (a)(b)(c)	20,365,509	20,051,473
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 7/20/25 (a)(b)(c)	13,930,000	13,947,413
CCM Merger, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/4/25 (a)(b)(c)	1,922,982	1,924,193
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 4/18/24 (a)(b)(c)	5,310,971	5,238,689
Entain PLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 3/16/24 (a)(b)(c)	3,960,013	3,956,290
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	8,663,123	8,533,177
Golden Nugget LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (a)(b)(c)	12,807,589	12,593,062
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 5/29/26 (a)(b)(c)	2,538,198	2,518,222
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	3,196,664	3,179,178
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 3/11/28 (a)(b)(c)	4,740,000	4,710,375
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 2.8597% 8/14/24 (a)(b)(c)	3,370,742	3,303,091
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 7/10/25 (a)(b)(c)	5,178,721	5,181,621
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.5% 2/7/27 (a)(b)(c)	8,051,811	7,914,528

TOTAL GAMING		102,359,306

Healthcare - 5.6%
Aldevron LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.25% 10/11/26 (a)(b)(c)	7,733,184	7,720,270
Avantor Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3.25% 11/6/27 (a)(b)(c)	3,311,700	3,310,044
Catalent Pharma Solutions Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/22/28 (a)(b)(c)	955,000	954,599
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	5,640,012	5,638,263
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8651% 8/1/27 (a)(b)(c)	11,142,084	10,986,875
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/1/27 (a)(b)(c)	14,196,525	14,125,542
HCA Holdings, Inc.:
Tranche B12 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/13/25 (a)(b)(c)	8,682,576	8,673,286
Tranche B13, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/18/26 (a)(b)(c)	652,684	652,070
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 2/25/28 (a)(b)(c)	2,870,000	2,859,955
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 10/19/27 (a)(b)(c)	4,279,962	4,301,362
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	2,786,840	2,762,009
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.3585% 8/30/27 (a)(b)(c)	1,310,000	1,298,538
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 8/31/26 (a)(b)(c)	701,111	694,864
MPH Acquisition Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 6/7/23 (a)(b)(c)	3,799,949	3,777,073
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3592% 6/30/25 (a)(b)(c)	1,623,446	1,619,793
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/30/27 (a)(b)(c)	2,715,000	2,711,606
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 3/31/27 (a)(b)(c)	3,401,999	3,377,198
PPD, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 1/6/28 (a)(b)(c)	5,690,000	5,656,486
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.79% 7/9/25 (a)(b)(c)	490,000	485,713
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8645% 11/16/25(a)(b)(c)	2,854,989	2,846,824
Surgery Center Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 9% 8/31/24 (a)(b)(c)	742,500	756,890
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/31/24 (a)(b)(c)	547,187	541,288
U.S. Anesthesia Partners, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4% 6/23/24 (a)(b)(c)	4,033,013	3,977,559
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.25% 12/15/27 (a)(b)(c)	1,999,988	2,001,867
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.125% 6/13/26 (a)(b)(c)	7,628,757	7,578,712
Upstream Newco, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 11/20/26 (a)(b)(c)	1,732,500	1,727,095
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 11/27/25 (a)(b)(c)	4,887,206	4,856,074
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 6/1/25 (a)(b)(c)	1,657,197	1,650,916

TOTAL HEALTHCARE		107,542,771

Homebuilders/Real Estate - 1.6%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8645% 8/21/25 (a)(b)(c)	7,794,975	7,627,695
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	1,250,000	1,418,750
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	3,535,983
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	199,435
RS Ivy Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 12/23/27 (a)(b)(c)	1,620,938	1,620,938
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/1/27 (a)(b)(c)	4,596,900	4,589,223
VICI Properties, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8609% 12/22/24 (a)(b)(c)	11,500,682	11,362,099

TOTAL HOMEBUILDERS/REAL ESTATE		30,354,123

Hotels - 1.4%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.000% 6.75% 10/1/27 (a)(b)(c)	1,228,825	1,228,825
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/1/26 (a)(b)(c)	3,215,976	3,119,496
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 11/30/23 (a)(b)(c)	6,781,497	6,759,254
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8586% 6/21/26 (a)(b)(c)	2,792,849	2,765,619
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 8/31/25 (a)(b)(c)	3,381,280	3,279,841
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 5.000% 5.2025% 5/30/26 (a)(b)(c)	4,615,316	3,742,006
3 month U.S. LIBOR + 8.000% 9% 2/28/25 (a)(b)(c)	2,993,741	3,044,874
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 5/30/25 (a)(b)(c)	3,664,905	3,623,162

TOTAL HOTELS		27,563,077

Insurance - 4.6%
Acrisure LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7025% 2/13/27 (a)(b)(c)	9,360,845	9,236,065
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/10/25 (a)(b)(c)	6,164,888	6,084,190
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3645% 5/9/25 (a)(b)(c)	982,500	968,765
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 11/5/27 (a)(b)(c)	2,011,760	2,005,644
AmeriLife Holdings LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.1085% 3/18/27 (a)(b)(c)	5,156,459	5,145,734
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)(e)	810,925	807,884
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 3/18/28 (a)(b)(c)(e)	655,000	655,000
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/16/28 (a)(b)(c)	3,376,538	3,349,120
AssuredPartners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 2/13/27 (a)(b)(c)	3,081,000	3,043,782
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 11/3/23 (a)(b)(c)	3,584,008	3,572,073
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 11/3/24 (a)(b)(c)	6,807,500	6,776,662
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.3585% 2/5/28 (a)(b)(c)	6,850,000	6,969,875
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 12/23/26 (a)(b)(c)	9,388,757	9,323,411
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 7/31/27 (a)(b)(c)	4,140,000	4,108,081
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	4,364,861	4,358,662
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6934% 4/25/25 (a)(b)(c)	12,590,043	12,404,088
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4525% 12/2/26 (a)(b)(c)	493,752	488,548
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2025% 5/16/24 (a)(b)(c)	8,821,173	8,715,672

TOTAL INSURANCE		88,013,256

Leisure - 2.3%
Alterra Mountain Co. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.750% 2.8585% 7/31/24 (a)(b)(c)	1,983,435	1,947,495
3 month U.S. LIBOR + 4.500% 5.5% 8/3/26 (a)(b)(c)	2,932,912	2,940,245
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.6109% 1/4/26 (a)(b)(c)	2,729,563	2,739,798
Carnival Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 6/30/25 (a)(b)(c)	2,937,800	3,025,934
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	5,678,385	4,840,937
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (a)(b)(c)	2,345,253	1,979,534
15.25% 5/23/24 (c)	1,073,302	1,353,702
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	9,969,747	9,860,678
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 9/8/24 (a)(b)(c)	1,000,000	815,000
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4% 3/8/24 (a)(b)(c)	3,365,412	3,134,579
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 8/18/25 (a)(b)(c)	1,582,050	1,605,781
Seminole Tribe of Florida Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 7/6/24 (a)(b)(c)	3,238,689	3,230,592
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 12/21/25 (a)(b)(c)	2,693,149	2,594,391
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.2025% 12/30/26 (a)(b)(c)	2,743,729	2,643,583
2LN, term loan 3 month U.S. LIBOR + 8.500% 8.7539% 12/30/27 (a)(b)(c)(e)	750,000	750,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.5% 12/30/26 (a)(b)(c)(e)	955,200	957,588

TOTAL LEISURE		44,419,837

Metals/Mining - 0.2%
American Rock Salt Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/21/25 (a)(b)(c)	3,200,624	3,199,024
Paper - 0.1%
Clearwater Paper Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2217% 7/26/26 (a)(b)(c)	538,542	537,195
Neenah, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3/18/28 (b)(c)(d)(e)	575,000	573,563
3 month U.S. LIBOR + 4.000% 5% 6/30/27 (a)(b)(c)	1,146,338	1,146,338

TOTAL PAPER		2,257,096

Publishing/Printing - 0.9%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/7/23 (a)(b)(c)	5,133,615	5,072,679
Getty Images, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.625% 2/19/26 (a)(b)(c)	1,938,846	1,916,937
Harland Clarke Holdings Corp. Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 11/3/23 (a)(b)(c)	3,887,760	3,441,756
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 3/13/25 (a)(b)(c)	2,288,578	2,240,427
3 month U.S. LIBOR + 8.500% 9.5% 3/13/25 (a)(b)(c)	2,416,738	2,416,738
Proquest LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 10/17/26 (a)(b)(c)	1,188,948	1,180,625
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1092% 8/31/25 (a)(b)(c)	588,077	585,342

TOTAL PUBLISHING/PRINTING		16,854,504

Railroad - 0.2%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.2025% 12/30/26 (a)(b)(c)	3,653,100	3,638,268
Restaurants - 0.7%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 11/19/26 (a)(b)(c)	2,951,307	2,895,055
CEC Entertainment, Inc.:
1LN, term loan 3 month U.S. LIBOR + 9.250% 10.25% 12/29/25 (a)(b)(c)	499,190	673,906
2LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 12/30/27 (a)(b)(c)	529,890	511,344
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.856% 3/9/28 (a)(b)(c)	1,687,500	1,686,099
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 3/1/26 (a)(b)(c)	3,552,500	3,378,428
Whatabrands LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8622% 8/2/26 (a)(b)(c)	3,819,223	3,791,649

TOTAL RESTAURANTS		12,936,481

Services - 7.8%
ABG Intermediate Holdings 2 LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 3.4525% 9/29/24 (a)(b)(c)	840,000	837,152
3 month U.S. LIBOR + 5.250% 6.25% 9/29/24 (a)(b)(c)	935,300	935,300
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 2/12/28 (b)(c)(d)	4,645,000	4,594,695
American Residential Services LLC/ARS Finance, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/15/27 (a)(b)(c)	2,563,575	2,553,962
APX Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.1105% 12/31/25 (a)(b)(c)	1,804,022	1,801,767
Aramark Services, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8645% 3/11/25 (a)(b)(c)	5,211,300	5,149,442
Tranche B-4 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 1/15/27 (a)(b)(c)	1,361,250	1,339,130
Ascend Learning LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 7/12/24 (a)(b)(c)	2,795,950	2,794,217
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (a)(b)(c)	8,844,576	8,697,579
Cast & Crew Payroll LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 2/7/26 (a)(b)(c)	3,578,683	3,519,420
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 5/13/27 (a)(b)(c)	2,233,775	2,230,424
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	2,295,531	2,208,485
Creative Artists Agency LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 11/26/26 (a)(b)(c)	1,975,000	1,951,379
Dun & Bradstreet Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3591% 2/8/26 (a)(b)(c)	478,800	475,808
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9615% 8/1/26 (a)(b)(c)	4,204,953	4,193,137
Filtration Group Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/29/25 (a)(b)(c)	995,000	993,259
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1145% 3/29/25 (a)(b)(c)	2,238,714	2,204,574
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	7,375,000	7,402,656
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	11,654,850	11,410,564
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/26/28 (a)(b)(c)	1,870,313	1,871,322
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	4,315,000	4,317,718
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	5,843,221	5,835,917
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/1/27 (a)(b)(c)	4,385,000	4,381,711
IAA Spinco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.375% 6/29/26 (a)(b)(c)	2,406,250	2,388,203
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 3/26/28 (b)(c)(d)	8,375,000	8,364,531
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.25% 8/22/25 (a)(b)(c)	1,000,000	957,500
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	5,881,674	5,742,808
Life Time, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 12/15/24 (a)(b)(c)	5,700,713	5,686,461
Maverick Purchaser Sub LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6125% 1/23/27 (a)(b)(c)	4,715,092	4,664,028
3 month U.S. LIBOR + 4.750% 5.5% 2/3/27 (a)(b)(c)	500,000	500,625
Nielsen Holdings PLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.103% 2/5/28 (a)(b)(c)	2,310,000	2,299,605
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	3,496,767	3,492,396
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 1/15/27 (a)(b)(c)	3,009,859	3,021,146
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/26/28 (a)(b)(c)	11,000,000	10,897,810
Staples, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.205% 4/16/26 (a)(b)(c)	1,605,820	1,564,342
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.500% 4.705% 9/12/24 (a)(b)(c)	271,120	266,262
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/29/25 (a)(b)(c)	3,567,875	3,403,503
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	1,838,668	1,632,148
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.6086% 4/4/25 (a)(b)(c)	5,984,615	5,952,179
3 month U.S. LIBOR + 3.500% 3.6086% 2/19/27 (a)(b)(c)	2,968,912	2,953,592
WASH Multifamily Acquisition, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/15/23 (a)(b)(c)	96,132	92,287
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	3,184,037	3,168,117
3 month U.S. LIBOR + 3.250% 4.25% 5/14/22 (a)(b)(c)	579,964	577,064
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 8% 5/14/23 (a)(b)(c)	548,868	526,913

TOTAL SERVICES		149,851,138

Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1102% 1/24/27 (a)(b)(c)	2,912,324	2,872,279
Super Retail - 4.8%
Academy Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 11/6/27 (a)(b)(c)	4,448,850	4,450,719
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 2/26/28 (a)(b)(c)	49,924,875	49,949,817
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1061% 2/3/24 (a)(b)(c)	3,134,899	3,131,576
David's Bridal, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.000% 9% 1/18/24 (a)(b)(c)(e)	0	0
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/19/27 (a)(b)(c)	7,481,250	7,467,634
LBM Acquisition LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 12/18/27 (b)(c)(d)	654,545	651,391
3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	2,945,455	2,931,257
Michaels Stores, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/1/27 (a)(b)(c)	3,217,578	3,212,752
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6085% 11/8/24 (a)(b)(c)	6,934,248	6,746,816
Rent-A-Center, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/17/28 (a)(b)(c)	2,845,000	2,856,864
Sports Authority, Inc. Tranche B, term loan 3 month U.S. LIBOR + 6.000% 0% 11/16/17 (b)(c)(e)(g)	2,858,872	0
The Hillman Group, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 5/31/25 (a)(b)(c)	6,382,116	6,371,138
WW International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.5% 11/29/24 (a)(b)(c)	3,892,360	3,882,629

TOTAL SUPER RETAIL		91,652,593

Technology - 15.5%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.375% 3/10/27 (a)(b)(c)	1,041,299	1,030,886
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	2,410,000	2,388,913
Allegro MicroSystems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.5% 9/30/27 (a)(b)(c)	67,692	67,523
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 8/10/25 (a)(b)(c)	5,684,250	3,867,677
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.3585% 4/23/26 (a)(b)(c)	3,345,201	3,313,321
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/6/27 (a)(b)(c)	4,578,525	4,541,897
athenahealth, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.4525% 2/11/26 (a)(b)(c)	13,824,855	13,836,330
Big Ass Fans LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 5/21/24 (a)(b)(c)	988,789	984,666
Boxer Parent Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 10/2/25 (a)(b)(c)	4,809,828	4,785,779
Brave Parent Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 4/19/25 (a)(b)(c)	861,434	860,719
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	7,980,000	7,972,020
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 10/31/26 (a)(b)(c)	4,432,600	4,395,189
CCC Information Services, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 4/27/24 (a)(b)(c)	2,889,267	2,885,135
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.5809% 4/30/25 (a)(b)(c)	4,867,632	4,790,967
Cloudera, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 12/22/27 (a)(b)(c)	2,500,000	2,493,750
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.125% 11/15/25 (a)(b)(c)	2,416,321	2,416,321
CMI Marketing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 3/19/28 (a)(b)(c)	1,850,000	1,832,666
CommerceHub, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 12/29/27 (a)(b)(c)	2,214,450	2,215,845
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 12/29/28 (a)(b)(c)	605,000	617,856
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 4/4/26 (a)(b)(c)	7,599,263	7,542,648
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.9001% 11/29/24 (a)(b)(c)	3,461,136	3,362,598
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 10/16/26 (a)(b)(c)	8,753,933	8,730,822
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.1085% 2/19/29 (a)(b)(c)	1,675,000	1,682,337
Dell International LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2% 9/19/25 (a)(b)(c)	2,768,072	2,764,363
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 3/18/29 (b)(c)(d)	630,000	630,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/18/28 (b)(c)(d)	2,302,749	2,289,807
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 3.750% 3/17/28 (b)(c)(d)	482,251	479,541
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 8/23/25 (a)(b)(c)	1,534,831	1,523,964
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7112% 7/22/26 (a)(b)(c)	2,462,500	2,439,106
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/25/26 (a)(b)(c)	214,463	214,553
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4% 7/30/27 (a)(b)(c)	4,338,200	4,322,322
EPV Merger Sub, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 3/8/25 (a)(b)(c)	3,630,949	3,560,145
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/24 (a)(b)(c)	1,779,115	1,774,561
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1085% 8/10/27 (a)(b)(c)	3,845,938	3,821,093
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 2/15/24 (a)(b)(c)	4,528,579	4,491,083
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/20/26 (a)(b)(c)	1,130,000	1,146,950
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.75% 7/7/25 (a)(b)(c)	602,800	602,800
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	4,472,317	4,465,340
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/1/27 (a)(b)(c)	3,365,000	3,355,006
ION Trading Technologies Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 11/21/24 (a)(b)(c)	7,192,755	7,187,720
Liftoff Mobile, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 2/17/28 (a)(b)(c)	1,461,338	1,454,031
MA FinanceCo. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	1,728,125	1,734,605
Tranche B 3LN, term loan:
3 month U.S. LIBOR + 2.500% 2.8585% 6/21/24 (a)(b)(c)	2,169,905	2,146,405
3 month U.S. LIBOR + 2.750% 2.8585% 6/21/24 (a)(b)(c)	13,438,920	13,293,377
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8591% 9/29/24 (a)(b)(c)	6,355,282	6,353,693
MedAssets Software Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 1/28/28 (a)(b)(c)	1,385,000	1,377,216
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	1,472,581	1,471,006
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.3585% 2/23/29 (a)(b)(c)	565,000	567,825
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 9/15/24 (a)(b)(c)	1,179,444	1,165,291
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.11% 9/4/26 (a)(b)(c)	415,000	400,736
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.36% 9/4/25 (a)(b)(c)	1,594,207	1,577,468
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8571% 4/30/27 (a)(b)(c)	4,384,879	4,372,075
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	2,005,000	1,994,975
Peraton Corp. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.750% 3/2/28 (b)(c)(d)	11,140,076	11,130,830
3 month U.S. LIBOR + 3.750% 4.5% 2/22/28 (a)(b)(c)	6,329,924	6,324,670
Pitney Bowes, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.11% 3/12/28 (a)(b)(c)	1,000,000	997,920
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	1,640,000	1,635,900
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6085% 5/30/26 (a)(b)(c)	2,826,950	2,785,874
Rackspace Hosting, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/2/28 (a)(b)(c)	7,030,000	6,961,879
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 2/18/28 (b)(c)(d)	3,390,000	3,372,575
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3585% 5/31/25 (a)(b)(c)	2,866,957	2,792,903
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3561% 8/1/25 (a)(b)(c)	3,416,363	3,370,242
Solera LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 3/3/23 (a)(b)(c)	3,458,677	3,436,438
Sophia LP 1LN, term loan 3 month U.S. LIBOR + 3.750% 3.9525% 10/7/27 (a)(b)(c)	5,336,625	5,329,954
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	4,323,997	4,273,968
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	3,228,525	3,191,171
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 4/16/25 (a)(b)(c)	5,928,883	5,862,183
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 1/31/27 (a)(b)(c)	2,059,662	2,043,020
SUSE Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 10/19/27 (a)(b)(c)	1,660,000	1,661,046
Tempo Acquisition LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 5/1/24 (a)(b)(c)	6,185,721	6,171,060
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.6151% 9/28/24 (a)(b)(c)	2,662,361	2,649,050
UKG, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/22/28 (a)(b)(c)	9,937,631	9,937,631
Ultimate Software Group, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.750% 3.8585% 5/4/26 (a)(b)(c)	6,264,600	6,253,950
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 5/3/27 (a)(b)(c)	4,015,000	4,105,338
Verscend Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1151% 8/27/25 (a)(b)(c)	375,000	374,576
Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.6085% 8/27/25 (a)(b)(c)	6,252,142	6,245,077
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1102% 3/1/26 (a)(b)(c)	6,082,829	6,061,357
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 3/30/28 (b)(c)(d)	1,885,000	1,870,863
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4451% 3/19/28 (a)(b)(c)	3,295,917	3,268,462
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 2/28/27 (a)(b)(c)	3,603,600	3,587,096
Weber-Stephen Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	2,977,538	2,973,816
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4/1/28 (b)(c)(d)	1,805,000	1,798,231
Xperi Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.1085% 6/1/25 (a)(b)(c)	3,606,429	3,607,943
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.6151% 9/30/26 (a)(b)(c)	2,962,575	2,949,006

TOTAL TECHNOLOGY		296,616,951

Telecommunications - 7.0%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.856% 7/15/25 (a)(b)(c)	4,314,506	4,222,218
3 month U.S. LIBOR + 2.750% 2.9525% 1/31/26 (a)(b)(c)	3,138,808	3,073,081
Blucora, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 5/22/24 (a)(b)(c)	2,090,236	2,085,011
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	2,668,313	2,661,642
Connect Finco SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	3,887,346	3,871,136
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/2/27 (a)(b)(c)	1,902,823	1,901,833
Evo Payments International LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.36% 12/22/23 (a)(b)(c)	2,655,661	2,647,375
Frontier Communications Corp. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.75% 10/8/21 (a)(b)(c)	7,250,000	7,219,768
GTT Communications, Inc.:
1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	277,902	281,723
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 2.86% 5/31/25 (a)(b)(c)	4,376,250	3,669,661
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 8.5% 12/31/21 (a)(b)(c)	342,172	346,877
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (a)(b)(c)	19,970,000	20,269,550
Tranche B-4, term loan 3 month U.S. LIBOR + 5.500% 8.75% 1/2/24 (a)(b)(c)	4,000,000	4,077,840
Tranche B-5, term loan 8.625% 1/2/24 (c)	6,205,000	6,323,267
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 7/13/22 (a)(b)(c)	9,189,817	9,286,310
Iridium Satellite LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.75% 11/4/26 (a)(b)(c)	2,648,250	2,652,990
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8585% 3/1/27 (a)(b)(c)	4,568,653	4,505,834
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.3585% 3/15/27 (a)(b)(c)	1,593,860	1,575,227
Radiate Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/10/26 (a)(b)(c)	8,538,600	8,529,891
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.86% 4/11/25 (a)(b)(c)	3,381,365	3,338,963
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.5% 11/1/24 (a)(b)(c)	4,459,434	4,117,396
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	5,816,424
SFR Group SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 2.8585% 7/31/25 (a)(b)(c)	6,101,624	5,976,296
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.7935% 1/31/26 (a)(b)(c)	998,512	988,318
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.1976% 8/14/26 (a)(b)(c)	5,865,000	5,844,473
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	3,741,672	3,738,155
Xplornet Communications, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 4.8585% 6/10/27 (a)(b)(c)	2,645,013	2,642,949
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.1085% 3/9/27 (a)(b)(c)	12,203,135	12,096,113

TOTAL TELECOMMUNICATIONS		133,760,321

Textiles/Apparel - 0.1%
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 10/7/27 (a)(b)(c)	1,780,538	1,779,790
Utilities - 2.5%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	11,611,271	11,503,867
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 11/1/26 (a)(b)(c)	1,868,857	1,864,577
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/13/21 (a)(b)(c)	3,911,145	3,644,718
Limetree Bay Terminals LLC term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	4,736,502	4,610,464
LMBE-MC HoldCo II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 12/3/25 (a)(b)(c)	1,677,828	1,669,438
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	6,146,050	6,132,590
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.13% 1/21/28 (a)(b)(c)	2,710,000	2,698,862
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8685% 3/2/27 (a)(b)(c)	9,721,959	9,638,934
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8583% 12/31/25 (a)(b)(c)	7,143,587	7,088,081

TOTAL UTILITIES		48,851,531

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,781,634,698)		1,772,761,237

Nonconvertible Bonds - 3.4%
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	4,000,000	4,240,800
8% 12/15/25 (h)	385,000	419,265

TOTAL AEROSPACE		4,660,065

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	1,105,000	1,149,962
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	815,000	869,930

TOTAL AIR TRANSPORTATION		2,019,892

Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (h)	1,205,000	1,286,850
9.5% 5/1/25 (h)	1,210,000	1,324,950

TOTAL BROADCASTING		2,611,800

Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.855% 2/1/24 (a)(b)	1,750,000	1,797,775
Chemicals - 0.3%
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 3.9339% 6/15/22 (a)(b)(h)	4,895,000	4,846,477
6.875% 6/15/25 (h)	1,000,000	1,018,750
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	40,000	40,000

TOTAL CHEMICALS		5,905,227

Containers - 0.2%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	2,945,000	3,023,190
Berry Global, Inc. 4.875% 7/15/26 (h)	500,000	529,078
Trivium Packaging Finance BV 5.5% 8/15/26 (h)	1,085,000	1,137,894

TOTAL CONTAINERS		4,690,162

Energy - 0.2%
Citgo Petroleum Corp. 7% 6/15/25 (h)	1,050,000	1,080,188
New Fortress Energy LLC 6.75% 9/15/25 (h)	535,000	549,659
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (h)	1,135,000	1,157,700
Transocean Poseidon Ltd. 6.875% 2/1/27 (h)	1,140,000	1,053,713

TOTAL ENERGY		3,841,260

Food & Drug Retail - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 3.5% 2/15/23 (h)	220,000	224,400
Gaming - 0.4%
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	1,065,000	1,132,894
Scientific Games Corp. 5% 10/15/25 (h)	2,060,000	2,133,542
Stars Group Holdings BV 7% 7/15/26 (h)	2,000,000	2,090,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (h)	1,367,000	1,332,825
VICI Properties, Inc.:
3.5% 2/15/25 (h)	240,000	244,350
4.25% 12/1/26 (h)	345,000	352,964
4.625% 12/1/29 (h)	200,000	207,472

TOTAL GAMING		7,494,047

Healthcare - 0.4%
Bausch Health Companies, Inc.:
5.5% 11/1/25 (h)	2,515,000	2,583,861
7% 3/15/24 (h)	1,602,000	1,638,846
Tenet Healthcare Corp.:
4.625% 7/15/24	2,500,000	2,551,725
5.125% 5/1/25	1,000,000	1,014,050

TOTAL HEALTHCARE		7,788,482

Hotels - 0.1%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (h)	1,865,000	1,980,869
Leisure - 0.1%
NCL Corp. Ltd. 12.25% 5/15/24 (h)	265,000	321,016
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (h)	275,000	303,031
10.875% 6/1/23 (h)	1,335,000	1,535,651

TOTAL LEISURE		2,159,698

Paper - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	895,000	884,591
Publishing/Printing - 0.0%
Clear Channel International BV 6.625% 8/1/25 (h)	200,000	209,022
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (h)	160,000	170,000
Services - 0.1%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	1,130,000	1,115,660
APX Group, Inc. 7.625% 9/1/23	490,000	505,925
Sotheby's 7.375% 10/15/27(h)	200,000	216,272

TOTAL SERVICES		1,837,857

Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	1,000,000	1,022,500
8.5% 10/30/25 (h)	1,905,000	2,019,300

TOTAL SUPER RETAIL		3,041,800

Technology - 0.2%
CommScope, Inc.:
5.5% 3/1/24 (h)	1,100,000	1,134,375
6% 3/1/26 (h)	1,100,000	1,159,054
SSL Robotics LLC 9.75% 12/31/23 (h)	710,000	798,395

TOTAL TECHNOLOGY		3,091,824

Telecommunications - 0.5%
Altice Financing SA 7.5% 5/15/26 (h)	3,095,000	3,234,275
Frontier Communications Corp. 5% 5/1/28 (h)	1,160,000	1,181,321
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (h)	205,000	208,612
SFR Group SA:
5.125% 1/15/29 (h)	165,000	167,063
7.375% 5/1/26 (h)	3,010,000	3,130,400
T-Mobile U.S.A., Inc. 2.25% 2/15/26	955,000	961,866

TOTAL TELECOMMUNICATIONS		8,883,537

Transportation Ex Air/Rail - 0.1%
Avolon Holdings Funding Ltd. 5.125% 10/1/23 (h)	2,255,000	2,403,878
TOTAL NONCONVERTIBLE BONDS
(Cost $63,566,363)		65,696,186
	Shares	Value

Common Stocks - 1.7%
Broadcasting - 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	59,243	106,637
Capital Goods - 0.2%
TNT Crane & Rigging LLC (e)	170,494	3,713,359
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	9,492	31,324

TOTAL CAPITAL GOODS		3,744,683

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (e)	15,697	108,507
Energy - 1.2%
California Resources Corp. (i)	460,871	11,088,556
California Resources Corp. warrants 10/27/24 (i)	7,511	34,175
Chesapeake Energy Corp. (i)	188,341	8,172,116
Chesapeake Energy Corp. (j)	928	36,239
Denbury, Inc. (i)	65,094	3,117,352
EP Energy Corp. (e)	15,785	831,396

TOTAL ENERGY		23,279,834

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	341,212	273,003
Publishing/Printing - 0.0%
Cenveo Corp. (e)(i)	4,167	121,510
Restaurants - 0.1%
CEC Entertainment, Inc. (e)	105,486	1,793,262
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	1,346	0
Utilities - 0.2%
TexGen Power LLC (e)(i)	85,051	3,575,544
TOTAL COMMON STOCKS
(Cost $26,843,604)		33,002,980

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)
(Cost $1,123,250)	8,986	1,123,250
	Principal Amount	Value

Preferred Securities - 0.1%
Banks & Thrifts - 0.1%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5575% (a)(b)(k)	855,000	858,503
3 month U.S. LIBOR + 3.470% 3.6815% (a)(b)(k)	860,000	863,948
TOTAL PREFERRED SECURITIES
(Cost $1,575,045)		1,722,451
	Shares	Value

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (e)(i)
(Cost $45,406)	45,954	45,954

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.06% (l)
(Cost $92,392,838)	92,380,518	92,398,994
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $1,967,181,204)		1,966,751,052
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(47,282,230)
NET ASSETS - 100%		$1,919,468,822

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Level 3 security

 (f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $719,786 and $712,286, respectively.

 (g) Non-income producing - Security is in default.

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,864,845 or 3.1% of net assets.

 (i) Non-income producing

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,239 or 0.0% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$8,788

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,130
Total	$47,130

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$379,640	$106,637	$273,003	$--
Consumer Discretionary	1,793,262	--	--	1,793,262
Energy	23,279,834	22,412,199	36,239	831,396
Financials	1,231,757	--	--	1,231,757
Industrials	3,866,193	--	--	3,866,193
Utilities	3,575,544	--	--	3,575,544
Bank Loan Obligations	1,772,761,237	--	1,762,241,701	10,519,536
Corporate Bonds	65,696,186	--	65,696,186	--
Preferred Securities	1,722,451	--	1,722,451	--
Other	45,954	--	--	45,954
Money Market Funds	92,398,994	92,398,994	--	--
Total Investments in Securities:	$1,966,751,052	$114,917,830	$1,829,969,580	$21,863,642

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Beginning Balance	$24,814,236
Net Realized Gain (Loss) on Investment Securities	(5,821,021)
Net Unrealized Gain (Loss) on Investment Securities	9,524,762
Cost of Purchases	5,216,874
Proceeds of Sales	(11,079,570)
Amortization/Accretion	3,616
Transfers into Level 3	3,499,828
Transfers out of Level 3	(4,295,083)
Ending Balance	$21,863,642
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2021	$3,858,085

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	87.7%
Luxembourg	6.3%
Canada	1.5%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,874,788,366)	$1,874,352,058
Fidelity Central Funds (cost $92,392,838)	92,398,994
Total Investment in Securities (cost $1,967,181,204)		$1,966,751,052
Cash		4,101,521
Receivable for investments sold
Regular delivery		11,941,329
Delayed delivery		1,335
Receivable for fund shares sold		2,038,466
Interest receivable		9,180,294
Distributions receivable from Fidelity Central Funds		5,831
Total assets		1,994,019,828
Liabilities
Payable for investments purchased	$72,504,168
Payable for fund shares redeemed	2,038,003
Other payables and accrued expenses	8,835
Total liabilities		74,551,006
Net Assets		$1,919,468,822
Net Assets consist of:
Paid in capital		$1,986,404,430
Total accumulated earnings (loss)		(66,935,608)
Net Assets		$1,919,468,822
Net Asset Value, offering price and redemption price per share ($1,919,468,822 ÷ 19,199,443 shares)		$99.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$450,136
Interest		38,095,769
Income from Fidelity Central Funds		47,130
Total income		38,593,035
Expenses
Custodian fees and expenses	$18,060
Independent directors' fees and expenses	4,243
Legal	1,269
Total expenses before reductions	23,572
Expense reductions	(2,578)
Total expenses after reductions		20,994
Net investment income (loss)		38,572,041
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(26,977,071)
Fidelity Central Funds	(1,242)
Foreign currency transactions	4
Total net realized gain (loss)		(26,978,309)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	97,654,762
Fidelity Central Funds	1
Total change in net unrealized appreciation (depreciation)		97,654,763
Net gain (loss)		70,676,454
Net increase (decrease) in net assets resulting from operations		$109,248,495

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,572,041	$98,162,709
Net realized gain (loss)	(26,978,309)	(25,285,564)
Change in net unrealized appreciation (depreciation)	97,654,763	(61,726,844)
Net increase (decrease) in net assets resulting from operations	109,248,495	11,150,301
Distributions to shareholders	(41,278,955)	(101,753,020)
Affiliated share transactions
Proceeds from sales of shares	122,944,290	103,890,529
Reinvestment of distributions	41,278,955	100,453,836
Cost of shares redeemed	(218,738,615)	(154,548,895)
Net increase (decrease) in net assets resulting from share transactions	(54,515,370)	49,795,470
Total increase (decrease) in net assets	13,454,170	(40,807,249)
Net Assets
Beginning of period	1,906,014,652	1,946,821,901
End of period	$1,919,468,822	$1,906,014,652
Other Information
Shares
Sold	1,241,952	1,109,366
Issued in reinvestment of distributions	417,779	1,040,839
Redeemed	(2,212,431)	(1,601,294)
Net increase (decrease)	(552,700)	548,911

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$96.50	$101.38	$103.31	$103.17	$102.63	$102.02
Income from Investment Operations
Net investment income (loss)A	1.996	4.985	6.104	5.279	5.268	5.424
Net realized and unrealized gain (loss)	3.621	(4.687)	(1.943)	.401	.545	.357
Total from investment operations	5.617	.298	4.161	5.680	5.813	5.781
Distributions from net investment income	(2.137)	(5.178)	(6.091)	(5.215)	(5.223)	(5.171)
Distributions from net realized gain	–	–	–	(.325)	(.050)	–
Total distributions	(2.137)	(5.178)	(6.091)	(5.540)	(5.273)	(5.171)
Net asset value, end of period	$99.98	$96.50	$101.38	$103.31	$103.17	$102.63
Total ReturnB,C	5.87%	.42%	4.20%	5.65%	5.77%	5.95%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %G	- %G	.06%	- %G
Expenses net of fee waivers, if any	- %F,G	- %G	- %G	- %G	.06%	- %G
Expenses net of all reductions	- %F,G	- %G	- %G	- %G	.06%	- %G
Net investment income (loss)	4.05%F	5.16%	6.01%	5.12%	5.09%	5.45%
Supplemental Data
Net assets, end of period (000 omitted)	$1,919,469	$1,906,015	$1,946,822	$2,295,944	$1,634,506	$1,614,419
Portfolio turnover rateH	53%F	40%	29%	47%	78%	48%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$11,298,152	Market comparable	Discount rate	45.0% - 50.0% / 45.9%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Enterprise Value/EBITDA multiple (EV/EBITDA)	3.5 - 7.9 / 5.6	Increase
			Strike price	$31.17	Increase
		Recovery value	Recovery value	0.0% - 125.0% / 125.0%	Increase
		Market approach	Parity price	$6.91 - $29.16 / $18.67	Increase
		Indicative market bid	Bid price	$17.00	Increase
		Book value	Book value multiple	1.0	Increase
Bank Loan Obligations	$10,519,536	Recovery value	Recovery value	0.0% - 100.0% / 100.0%	Increase
		Indicative market bid	Evaluated bid	$99.63 - $100.25 / $99.97	Increase
Other	$45,954	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$33,866,026
Gross unrealized depreciation	(34,654,476)
Net unrealized appreciation (depreciation)	$(788,450)
Tax cost	$1,967,539,502

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(273,760)
Long-term	(34,811,103)
Total capital loss carryforward	$(35,084,863)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the potential impact of ASU 2020-04 to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	490,283,073	529,261,581

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Floating Rate Central Fund	$83

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2,578.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Floating Rate Central Fund	.0025%
Actual		$1,000.00	$1,058.70	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Floating Rate Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FR1-SANN-0521
1.814673.116

Fidelity® International Equity Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2021
Japan	15.8%
United Kingdom	11.8%
France	11.0%
Germany	9.0%
Switzerland	8.8%
Netherlands	8.4%
United States of America*	5.9%
Canada	5.1%
Sweden	4.0%
Other	20.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2021

% of fund's net assets
Stocks and Equity Futures	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.6

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.4
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.9
Sony Corp. (Japan, Household Durables)	1.5
AIA Group Ltd. (Hong Kong, Insurance)	1.4
Hoya Corp. (Japan, Health Care Equipment & Supplies)	1.2
Diageo PLC (United Kingdom, Beverages)	1.2
Sika AG (Switzerland, Chemicals)	1.1
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.0
16.0

Top Market Sectors as of March 31, 2021

% of fund's net assets
Industrials	18.3
Financials	18.3
Information Technology	13.5
Consumer Discretionary	11.6
Health Care	11.5
Consumer Staples	8.2
Materials	6.0
Communication Services	3.2
Energy	2.7
Utilities	2.6

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.1%
Afterpay Ltd. (a)	18,913	$1,458,085
Arena (REIT) unit	1,444,124	3,455,186
Commonwealth Bank of Australia	134,886	8,821,174
CSL Ltd.	20,477	4,116,182
Inghams Group Ltd.	1,431,372	3,631,243
National Australia Bank Ltd.	602,191	11,892,249
Treasury Wine Estates Ltd.	273,751	2,152,050

TOTAL AUSTRALIA		35,526,169

Austria - 0.3%
Erste Group Bank AG	202,500	6,867,683
OMV AG	39,699	2,013,970

TOTAL AUSTRIA		8,881,653

Bailiwick of Jersey - 0.8%
Ferguson PLC	206,479	24,673,631
Sanne Group PLC	24,400	220,328
WPP PLC	198,840	2,533,913

TOTAL BAILIWICK OF JERSEY		27,427,872

Belgium - 1.0%
Anheuser-Busch InBev SA NV	80,100	5,035,314
KBC Groep NV	283,385	20,604,187
Kinepolis Group NV	33,680	1,745,747
UCB SA	73,300	6,972,987

TOTAL BELGIUM		34,358,235

Bermuda - 1.2%
Credicorp Ltd. (United States)	55,200	7,538,664
Genpact Ltd.	217,600	9,317,632
Hiscox Ltd. (a)	545,637	6,472,059
IHS Markit Ltd.	159,700	15,455,766

TOTAL BERMUDA		38,784,121

Brazil - 0.0%
Rede D'Oregon Sao Luiz SA (b)	114,500	1,320,422
Canada - 5.1%
Africa Oil Corp. (a)	985,800	917,789
Algonquin Power & Utilities Corp. (c)	172,870	2,738,793
Barrick Gold Corp. (Canada)	497,509	9,869,419
Boardwalk (REIT) (c)	81,700	2,360,569
Brookfield Renewable Corp.	37,250	1,744,973
Cameco Corp.	58,300	966,796
Canadian Natural Resources Ltd.	207,666	6,419,849
Canadian Pacific Railway Ltd.	42,700	16,309,382
Canadian Pacific Railway Ltd.	3,300	1,251,657
CGI, Inc. Class A (sub. vtg.) (a)	35,000	2,915,413
Constellation Software, Inc.	13,200	18,434,414
Enbridge, Inc.	141,313	5,147,855
First Quantum Minerals Ltd.	284,200	5,416,241
Fortis, Inc.	68,330	2,964,936
Gibson Energy, Inc.	58,892	1,043,626
Imperial Oil Ltd.	144,400	3,497,681
Lundin Mining Corp.	659,800	6,788,584
MEG Energy Corp. (a)	164,200	851,901
Nutrien Ltd.	147,900	7,967,558
Shopify, Inc. (a)	12,101	13,389,757
Sun Life Financial, Inc.	206,500	10,435,915
Suncor Energy, Inc.	124,285	2,598,048
TC Energy Corp. (c)	51,334	2,353,268
The Toronto-Dominion Bank	461,600	30,104,827
Topicus.Com, Inc. (a)	23,781	1,561,935
Wheaton Precious Metals Corp.	208,800	7,975,173

TOTAL CANADA		166,026,359

Cayman Islands - 1.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	53,500	12,130,055
China Feihe Ltd. (b)	1,065,000	3,013,854
CK Asset Holdings Ltd.	1,160,088	7,043,407
HKBN Ltd.	2,077,240	3,024,705
NetEase, Inc. ADR	74,900	7,734,174
Tencent Holdings Ltd.	45,290	3,614,484

TOTAL CAYMAN ISLANDS		36,560,679

China - 0.3%
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	705,200	6,747,810
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	26,607	1,620,584

TOTAL CHINA		8,368,394

Denmark - 1.5%
A.P. Moller - Maersk A/S Series B	6,023	13,982,506
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,353,240
DSV Panalpina A/S	123,500	24,229,811
ORSTED A/S (b)	29,490	4,762,938
Vestas Wind Systems A/S	27,950	5,765,717

TOTAL DENMARK		50,094,212

Finland - 0.5%
Fortum Corp.	121,990	3,255,993
Nordea Bank ABP (Stockholm Stock Exchange)	1,250,900	12,334,186

TOTAL FINLAND		15,590,179

France - 11.0%
Air Liquide SA	100,200	16,360,251
ALTEN (a)	94,000	11,034,403
Amundi SA (b)	86,700	6,934,105
ARGAN SA	18,500	1,744,274
AXA SA	594,400	15,956,206
BNP Paribas SA	301,800	18,388,468
Capgemini SA	124,600	21,201,783
Covivio	19,200	1,643,656
Dassault Systemes SA	67,700	14,481,062
Edenred SA	263,300	13,752,701
ENGIE	302,400	4,292,729
Hermes International SCA	6,700	7,417,093
Kering SA	14,398	9,935,451
L'Oreal SA	13,600	5,209,905
Legrand SA	358,700	33,365,759
LVMH Moet Hennessy Louis Vuitton SE	104,645	69,897,796
Pernod Ricard SA	130,100	24,418,552
Safran SA	110,200	14,990,232
Sanofi SA	164,355	16,252,105
Sartorius Stedim Biotech	12,200	5,024,597
SR Teleperformance SA	59,400	21,649,824
Total SA	317,953	14,822,896
Vivendi SA	165,740	5,440,191
Worldline SA (a)(b)	59,300	4,968,017

TOTAL FRANCE		359,182,056

Germany - 8.5%
adidas AG	61,300	19,136,189
Allianz SE	91,300	23,239,003
Auto1 Group SE (b)	23,800	1,349,461
BASF AG	131,447	10,923,637
Daimler AG (Germany)	182,800	16,294,230
Delivery Hero AG (a)(b)	69,400	8,993,084
Deutsche Borse AG	82,700	13,742,390
Deutsche Post AG	304,431	16,679,331
Deutsche Telekom AG	423,900	8,543,042
DWS Group GmbH & Co. KGaA (b)	207,700	8,981,636
Hannover Reuck SE	86,400	15,785,855
HeidelbergCement AG	67,900	6,167,856
LEG Immobilien AG	31,744	4,175,289
Linde PLC	22,412	6,278,902
Merck KGaA	120,600	20,620,147
Rheinmetall AG	122,898	12,452,183
RWE AG	112,340	4,402,788
SAP SE	169,435	20,782,337
Siemens AG	113,950	18,723,306
Siemens Healthineers AG (b)	332,200	17,998,177
Symrise AG	56,300	6,826,779
Vonovia SE	225,600	14,736,054

TOTAL GERMANY		276,831,676

Hong Kong - 1.7%
AIA Group Ltd.	3,713,200	45,437,576
Dah Sing Banking Group Ltd.	2,208,400	2,499,829
Hang Seng Bank Ltd.	262,700	5,085,650
Sino Land Ltd.	905,964	1,260,922

TOTAL HONG KONG		54,283,977

Hungary - 0.4%
OTP Bank PLC (a)	178,400	7,625,480
Richter Gedeon PLC	131,400	3,874,126

TOTAL HUNGARY		11,499,606

India - 0.8%
HDFC Bank Ltd. (a)	822,300	16,824,273
Reliance Industries Ltd.	376,300	10,304,607
Reliance Industries Ltd.	24,986	372,492

TOTAL INDIA		27,501,372

Indonesia - 0.1%
PT Bank Central Asia Tbk	1,254,200	2,683,254
Ireland - 1.6%
Flutter Entertainment PLC	46,041	9,841,353
Greencore Group PLC (a)	1,150,300	2,492,883
Irish Residential Properties REIT PLC	1,908,500	3,652,576
Kerry Group PLC Class A	71,200	8,909,049
Kingspan Group PLC (Ireland)	147,600	12,514,445
Linde PLC	39,100	10,953,474
UDG Healthcare PLC (United Kingdom)	380,800	4,123,646

TOTAL IRELAND		52,487,426

Israel - 0.4%
Mizrahi Tefahot Bank Ltd.	347,600	9,060,412
NICE Systems Ltd. (a)	21,452	4,632,929

TOTAL ISRAEL		13,693,341

Italy - 1.7%
Enel SpA	942,506	9,375,443
FinecoBank SpA	743,500	12,167,399
GVS SpA (b)	103,600	1,630,419
Intesa Sanpaolo SpA	5,062,600	13,717,487
Recordati SpA	300,700	16,175,179
Terna SpA	205,710	1,553,078

TOTAL ITALY		54,619,005

Japan - 15.8%
Advance Residence Investment Corp.	866	2,718,381
Astellas Pharma, Inc.	453,800	6,990,471
Bandai Namco Holdings, Inc.	68,300	4,882,592
Daiichi Sankyo Kabushiki Kaisha	291,000	8,490,150
Daiichikosho Co. Ltd.	79,590	3,092,082
Daikin Industries Ltd.	70,100	14,171,332
DENSO Corp.	67,000	4,466,496
Dip Corp.	100,570	2,645,865
ENEOS Holdings, Inc.	618,700	2,806,963
Fast Retailing Co. Ltd.	7,800	6,235,147
Hitachi Ltd.	182,400	8,267,897
Hoya Corp.	335,400	39,475,517
Itochu Corp.	346,500	11,249,477
JTOWER, Inc. (a)	34,510	2,686,847
Kao Corp.	250,400	16,568,637
KDDI Corp.	72,750	2,241,478
Keyence Corp.	55,000	25,066,593
Lasertec Corp.	21,800	2,878,940
Lifenet Insurance Co. (a)	241,100	2,770,506
Minebea Mitsumi, Inc.	112,100	2,877,208
Misumi Group, Inc.	487,374	14,196,981
Mitsubishi Estate Co. Ltd.	453,000	7,932,705
Money Forward, Inc. (a)	103,124	3,913,759
Murata Manufacturing Co. Ltd.	86,500	6,962,857
Nintendo Co. Ltd.	3,973	2,239,324
Nitori Holdings Co. Ltd.	70,500	13,656,153
Olympus Corp.	802,900	16,655,274
Oracle Corp. Japan	44,800	4,385,712
ORIX Corp.	436,300	7,379,048
Oxide Corp. (a)	9,700	245,292
Persol Holdings Co. Ltd.	1,099,000	21,602,341
Recruit Holdings Co. Ltd.	681,800	33,480,617
Relo Group, Inc.	277,900	5,903,589
Shin-Etsu Chemical Co. Ltd.	73,300	12,417,048
Shiseido Co. Ltd.	62,200	4,183,210
SMC Corp.	25,800	15,025,411
SoftBank Group Corp.	188,496	16,048,104
Sony Corp.	471,800	49,932,233
Sumitomo Mitsui Financial Group, Inc.	260,200	9,431,548
Suzuki Motor Corp.	193,100	8,795,576
T&D Holdings, Inc.	260,500	3,352,016
TIS, Inc.	251,800	6,028,343
Tokio Marine Holdings, Inc.	155,200	7,386,141
Tokyo Electron Ltd.	71,800	31,206,693
Toyota Motor Corp.	222,100	17,283,827
Tsuruha Holdings, Inc.	86,900	11,213,384
Yamato Holdings Co. Ltd.	440,100	12,085,707
Z Holdings Corp.	963,980	4,808,517

TOTAL JAPAN		518,333,989

Korea (South) - 0.4%
Nsys Co. Ltd. (d)	10,105	170,278
Samsung Electronics Co. Ltd.	190,590	13,839,644

TOTAL KOREA (SOUTH)		14,009,922

Luxembourg - 0.5%
B&M European Value Retail SA	1,240,876	9,028,925
InPost SA	264,800	4,336,875
Subsea 7 SA	146,111	1,467,405

TOTAL LUXEMBOURG		14,833,205

Netherlands - 8.4%
Adyen BV (a)(b)	3,200	7,140,497
Airbus Group NV	162,900	18,475,688
Argenx SE ADR (a)	10,700	2,946,673
ASM International NV (Netherlands)	44,600	12,971,000
ASML Holding NV (Netherlands)	118,078	72,449,033
BE Semiconductor Industries NV	116,300	9,743,345
Corbion NV	62,700	3,492,594
CTP BV (a)(b)	13,500	239,055
Elastic NV (a)	47,600	5,293,120
Euronext NV (b)	81,600	8,219,970
Ferrari NV	35,500	7,424,862
Heineken NV (Bearer)	73,000	7,500,894
IMCD NV	143,200	19,899,781
ING Groep NV (Certificaten Van Aandelen)	1,438,600	17,571,188
JDE Peet's BV	38,626	1,417,787
Koninklijke Philips Electronics NV	574,845	32,780,759
NXP Semiconductors NV	24,700	4,973,098
Prosus NV	136,500	15,189,550
RHI Magnesita NV	121,845	7,085,207
SBM Offshore NV	39,335	720,522
Vopak NV	14,116	702,710
Wolters Kluwer NV	216,100	18,783,525

TOTAL NETHERLANDS		275,020,858

Norway - 0.5%
Equinor ASA	91,280	1,785,441
Schibsted ASA:
(A Shares)	262,900	11,034,660
(B Shares)	138,980	4,972,189

TOTAL NORWAY		17,792,290

Poland - 0.0%
Allegro.eu SA (a)(b)	114,500	1,610,052
Portugal - 0.2%
Energias de Portugal SA	687,800	3,928,060
Galp Energia SGPS SA Class B	109,892	1,273,896

TOTAL PORTUGAL		5,201,956

Singapore - 0.7%
DBS Group Holdings Ltd.	411,000	8,796,231
Parkway Life REIT	358,248	1,086,568
Singapore Exchange Ltd.	484,100	3,587,925
United Overseas Bank Ltd.	431,213	8,279,982
Wing Tai Holdings Ltd.	1,667,200	2,379,590

TOTAL SINGAPORE		24,130,296

Spain - 2.9%
Aena Sme SA (a)(b)	63,200	10,250,055
Amadeus IT Holding SA Class A (a)	313,449	22,326,373
Bankinter SA	1,479,800	10,273,340
Cellnex Telecom SA (b)	291,038	16,757,843
Iberdrola SA	2,634,499	33,937,905

TOTAL SPAIN		93,545,516

Sweden - 4.0%
AddTech AB (B Shares)	692,000	10,300,626
ASSA ABLOY AB (B Shares)	510,200	14,683,758
Atlas Copco AB (A Shares)	275,000	16,765,994
Ericsson (B Shares)	438,411	5,800,502
Fastighets AB Balder (a)	23,200	1,149,182
Fortinova Fastigheter AB	191,200	871,335
Hexagon AB (B Shares)	209,000	19,278,796
Indutrade AB	932,289	21,520,643
Nordnet AB	330,500	5,335,864
NP3 Fastigheter AB	149,000	2,371,457
Olink Holding AB ADR (a)	23,800	856,800
Swedbank AB (A Shares)	608,800	10,728,214
Swedish Match Co. AB	260,400	20,328,819

TOTAL SWEDEN		129,991,990

Switzerland - 8.8%
Alcon, Inc.	118,051	8,284,819
Dufry AG (a)	61,388	4,188,524
Julius Baer Group Ltd.	302,550	19,333,996
Lonza Group AG	46,630	26,080,136
Nestle SA (Reg. S)	693,828	77,345,444
Roche Holding AG (participation certificate)	187,330	60,684,318
Sika AG	127,314	36,369,656
Sonova Holding AG Class B	80,543	21,338,377
Temenos Group AG	52,000	7,485,161
Zurich Insurance Group Ltd.	65,696	28,039,747

TOTAL SWITZERLAND		289,150,178

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	742,000	15,666,016
United Kingdom - 11.8%
Abcam PLC	146,700	2,813,167
Anglo American PLC (United Kingdom)	224,600	8,801,334
AstraZeneca PLC (United Kingdom)	183,400	18,304,898
BAE Systems PLC	2,118,000	14,749,906
Beazley PLC	2,584,500	12,534,605
BP PLC	608,171	2,470,364
Compass Group PLC (a)	1,474,800	29,796,537
Cranswick PLC	37,000	1,854,658
Dechra Pharmaceuticals PLC	267,100	12,630,085
Deliveroo Holdings PLC (a)	1,451,800	5,753,172
Diageo PLC	952,945	39,148,426
Diploma PLC	183,468	6,444,631
Dr. Martens Ltd. (a)	157,900	986,530
EnQuest PLC (a)	1,070,200	261,732
Grainger Trust PLC	393,919	1,448,875
Hotel Chocolat Group Ltd. (a)	688,500	3,796,664
Informa PLC (a)	373,880	2,886,791
JD Sports Fashion PLC (a)	867,500	9,861,684
Jet2 PLC (a)	529,900	9,262,995
Legal & General Group PLC	3,589,900	13,812,760
London Stock Exchange Group PLC	187,700	17,944,050
Mondi PLC	765,800	19,531,040
National Grid PLC	160,050	1,899,886
Ocado Group PLC (a)	47,100	1,321,367
Premier Oil PLC (a)	1,145,100	353,614
Prudential PLC	910,043	19,386,235
Reckitt Benckiser Group PLC	117,830	10,547,006
RELX PLC (London Stock Exchange)	1,362,600	34,169,558
Rentokil Initial PLC	2,243,400	14,981,287
Rio Tinto PLC	216,700	16,531,649
Rolls-Royce Holdings PLC	11,643	16,902
Royal Dutch Shell PLC:
Class A (United Kingdom)	427,441	8,309,011
Class B (United Kingdom)	394,730	7,265,976
Smith & Nephew PLC	527,100	10,006,980
SSE PLC	199,700	4,005,708
Supreme PLC (a)	1,100,000	2,729,628
THG PLC	190,200	1,634,878
Unilever PLC (Netherlands)	86,925	4,850,160
Vodafone Group PLC	3,494,590	6,372,650
WH Smith PLC (a)	202,500	5,016,622

TOTAL UNITED KINGDOM		384,494,021

United States of America - 3.7%
Ares Management Corp.	184,800	10,354,344
Boston Beer Co., Inc. Class A (a)	5,200	6,272,656
Boston Scientific Corp. (a)	202,000	7,807,300
CBRE Group, Inc. (a)	118,600	9,382,446
Constellation Brands, Inc. Class A (sub. vtg.)	19,400	4,423,200
Equifax, Inc.	43,900	7,951,607
Fidelity National Information Services, Inc.	52,600	7,396,086
Global Payments, Inc.	52,510	10,584,966
Hess Corp.	32,327	2,287,459
Intercontinental Exchange, Inc.	104,400	11,659,392
Kosmos Energy Ltd.	410,600	1,260,542
Marsh & McLennan Companies, Inc.	115,500	14,067,900
Moody's Corp.	30,300	9,047,883
Philip Morris International, Inc.	53,300	4,729,842
Roper Technologies, Inc.	31,800	12,826,212
The AES Corp.	81,800	2,193,058

TOTAL UNITED STATES OF AMERICA		122,244,893

TOTAL COMMON STOCKS
(Cost $2,385,293,897)		3,181,745,190

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Porsche Automobil Holding SE (Germany)
(Cost $6,756,989)	151,100	16,031,868
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 4/1/21 to 5/27/21 (Cost $9,859,654)(e)	9,860,000	9,859,857
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.06% (f)	54,943,993	54,954,982
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	6,102,440	6,103,050
TOTAL MONEY MARKET FUNDS
(Cost $61,058,031)		61,058,032
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,462,968,571)		3,268,694,947
NET OTHER ASSETS (LIABILITIES) - 0.0%		1,580,636
NET ASSETS - 100%		$3,270,275,583

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	156	June 2021	$17,097,600	$(44,768)	$(44,768)
TME S&P/TSX 60 Index Contracts (Canada)	9	June 2021	1,591,454	(2,837)	(2,837)
TOTAL FUTURES CONTRACTS					$(47,605)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $104,169,585 or 3.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,264,975.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,251
Fidelity Securities Lending Cash Central Fund	13,935
Total	$42,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$105,735,759	$45,269,318	$60,466,441	$--
Consumer Discretionary	377,568,745	127,276,995	250,291,750	--
Consumer Staples	269,043,637	99,792,311	169,251,326	--
Energy	82,276,413	45,327,307	36,949,106	--
Financials	592,713,180	365,500,256	227,212,924	--
Health Care	377,227,535	141,506,927	235,720,608	--
Industrials	595,255,084	349,326,486	245,928,598	--
Information Technology	441,588,899	200,674,205	240,914,694	--
Materials	199,756,402	143,523,817	56,232,585	--
Real Estate	75,555,116	59,000,441	16,554,675	--
Utilities	81,056,288	69,780,959	11,275,329	--
Government Obligations	9,859,857	--	9,859,857	--
Money Market Funds	61,058,032	61,058,032	--	--
Total Investments in Securities:	$3,268,694,947	$1,708,037,054	$1,560,657,893	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(47,605)	$(47,605)	$--	$--
Total Liabilities	$(47,605)	$(47,605)	$--	$--
Total Derivative Instruments:	$(47,605)	$(47,605)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(47,605)
Total Equity Risk	0	(47,605)
Total Value of Derivatives	$0	$(47,605)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,798,225) — See accompanying schedule: Unaffiliated issuers (cost $2,401,910,540)	$3,207,636,915
Fidelity Central Funds (cost $61,058,031)	61,058,032
Total Investment in Securities (cost $2,462,968,571)		$3,268,694,947
Foreign currency held at value (cost $225,197)		226,332
Receivable for investments sold		14,928,065
Receivable for fund shares sold		527,608
Dividends receivable		16,012,940
Distributions receivable from Fidelity Central Funds		6,333
Other receivables		155
Total assets		3,300,396,380
Liabilities
Payable to custodian bank	$2,507,960
Payable for investments purchased
Regular delivery	19,515,045
Delayed delivery	171,981
Payable for fund shares redeemed	659,660
Payable for daily variation margin on futures contracts	79,161
Other payables and accrued expenses	1,083,940
Collateral on securities loaned	6,103,050
Total liabilities		30,120,797
Net Assets		$3,270,275,583
Net Assets consist of:
Paid in capital		$2,312,244,008
Total accumulated earnings (loss)		958,031,575
Net Assets		$3,270,275,583
Net Asset Value, offering price and redemption price per share ($3,270,275,583 ÷ 32,967,399 shares)		$99.20

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$22,183,459
Income from Fidelity Central Funds (including $13,935 from security lending)		42,186
Income before foreign taxes withheld		22,225,645
Less foreign taxes withheld		(2,856,767)
Total income		19,368,878
Expenses
Custodian fees and expenses	$195,692
Independent directors' fees and expenses	7,098
Total expenses		202,790
Net investment income (loss)		19,166,088
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,889)	199,638,614
Fidelity Central Funds	1,457
Foreign currency transactions	(178,921)
Futures contracts	1,698,689
Total net realized gain (loss)		201,159,839
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $142,223)	322,778,626
Assets and liabilities in foreign currencies	(168,710)
Futures contracts	132,662
Total change in net unrealized appreciation (depreciation)		322,742,578
Net gain (loss)		523,902,417
Net increase (decrease) in net assets resulting from operations		$543,068,505

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,166,088	$45,995,759
Net realized gain (loss)	201,159,839	24,126,848
Change in net unrealized appreciation (depreciation)	322,742,578	202,783,378
Net increase (decrease) in net assets resulting from operations	543,068,505	272,905,985
Distributions to shareholders	(18,137,566)	(52,772,474)
Affiliated share transactions
Proceeds from sales of shares	195,114,755	636,315,288
Reinvestment of distributions	18,137,566	52,772,474
Cost of shares redeemed	(488,836,190)	(321,078,412)
Net increase (decrease) in net assets resulting from share transactions	(275,583,869)	368,009,350
Total increase (decrease) in net assets	249,347,070	588,142,861
Net Assets
Beginning of period	3,020,928,513	2,432,785,652
End of period	$3,270,275,583	$3,020,928,513
Other Information
Shares
Sold	2,053,189	8,168,239
Issued in reinvestment of distributions	199,017	676,964
Redeemed	(4,983,211)	(4,366,790)
Net increase (decrease)	(2,731,005)	4,478,413

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$84.62	$77.92	$84.55	$87.45	$74.96	$71.96
Income from Investment Operations
Net investment income (loss)A	.54	1.40	2.23	2.30	2.18	2.09
Net realized and unrealized gain (loss)	14.56	6.94	(3.09)	(.27)	12.27	2.87
Total from investment operations	15.10	8.34	(.86)	2.03	14.45	4.96
Distributions from net investment income	(.52)	(1.39)	(2.12)	(2.34)	(1.92)	(1.96)
Distributions from net realized gain	–	(.25)	(3.65)	(2.60)	(.03)	–
Total distributions	(.52)	(1.64)	(5.77)	(4.93)B	(1.96)B	(1.96)
Net asset value, end of period	$99.20	$84.62	$77.92	$84.55	$87.45	$74.96
Total ReturnC,D	17.90%	10.91%	(.21)%	2.30%	19.54%	6.95%
Ratios to Average Net AssetsE,F
Expenses before reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	.01%G	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	.01%G	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.15%G	1.77%	2.93%	2.63%	2.74%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$3,270,276	$3,020,929	$2,432,786	$2,645,061	$3,094,384	$2,138,296
Portfolio turnover rateH	61%G	81%	70%	53%	61%	59%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$835,529,057
Gross unrealized depreciation	(39,953,418)
Net unrealized appreciation (depreciation)	$795,575,639
Tax cost	$2,473,071,703

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(41,531,096)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	961,088,558	1,229,483,893

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Equity Central Fund	$1,301

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	20,746,577	22,532,517

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $8,207.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Equity Central Fund	$731	$–	$–

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity International Equity Central Fund	.0122%
Actual		$1,000.00	$1,179.00	$.07
Hypothetical-C		$1,000.00	$1,024.87	$.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity International Equity Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

INTCEN-SANN-0521
1.859211.113

Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2021
Cayman Islands	24.3%
Korea (South)	13.9%
India	10.3%
United States of America*	9.5%
Taiwan	8.5%
China	7.9%
Brazil	5.2%
South Africa	3.4%
Russia	3.0%
Other	14.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2021

% of fund's net assets
Stocks and Equity Futures	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.3

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.9
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	6.0
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	5.4
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	5.1
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.7
Bilibili, Inc. ADR (Cayman Islands, Entertainment)	1.5
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.5
HDFC Bank Ltd. (India, Banks)	1.5
China Construction Bank Corp. (H Shares) (China, Banks)	1.3
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.3
32.2

Top Market Sectors as of March 31, 2021

% of fund's net assets
Information Technology	21.0
Financials	16.8
Consumer Discretionary	16.5
Communication Services	11.1
Materials	7.7
Consumer Staples	5.0
Energy	4.4
Health Care	3.4
Industrials	3.2
Utilities	2.3

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.9%
	Shares	Value
Bangladesh - 0.0%
Square Pharmaceuticals Ltd.	239,616	$555,853
Belgium - 0.3%
Titan Cement International Trading SA	429,000	7,948,795
VGP NV	2,900	463,873

TOTAL BELGIUM		8,412,668

Bermuda - 1.0%
AGTech Holdings Ltd. (a)	4,092,000	108,431
China Gas Holdings Ltd.	1,565,600	6,414,165
Credicorp Ltd. (United States)	68,509	9,356,274
Kerry Properties Ltd.	439,000	1,414,562
Kunlun Energy Co. Ltd.	4,796,000	5,040,239
Marvell Technology Group Ltd.	59,900	2,933,902
Shangri-La Asia Ltd. (a)	744,000	743,608

TOTAL BERMUDA		26,011,181

Brazil - 3.1%
Atacadao SA	2,376,400	9,803,418
Azul SA sponsored ADR (a)(b)	154,498	3,119,315
Banco do Brasil SA	1,442,942	7,806,061
ENGIE Brasil Energia SA	325,300	2,417,507
Equatorial Energia SA	1,047,600	4,615,757
LOG Commercial Properties e Participacoes SA	249,000	1,266,975
Natura & Co. Holding SA (a)	1,303,975	11,152,471
Notre Dame Intermedica Participacoes SA	222,740	3,276,607
Rumo SA (a)	1,855,600	6,675,828
Suzano Papel e Celulose SA (a)	1,235,000	15,040,774
Telefonica Brasil SA	158,680	1,246,909
Terna Participacoes SA unit	428,500	2,962,917
Vale SA sponsored ADR	530,915	9,227,303

TOTAL BRAZIL		78,611,842

British Virgin Islands - 0.2%
Fix Price Group Ltd. unit (a)(c)	278,800	2,721,088
Mail.Ru Group Ltd. GDR (Reg. S) (a)	69,840	1,599,336

TOTAL BRITISH VIRGIN ISLANDS		4,320,424

Cayman Islands - 24.3%
51job, Inc. sponsored ADR (a)	44,400	2,779,440
Akeso, Inc. (c)	430,358	2,718,074
Alibaba Group Holding Ltd. (a)	4,458,336	126,673,033
Alibaba Group Holding Ltd. sponsored ADR (a)	8,400	1,904,532
Ant International Co. Ltd. Class C (a)(d)(e)	296,486	1,482,430
Archosaur Games, Inc. (c)	165,000	327,704
BeiGene Ltd. ADR (a)	7,620	2,652,370
Bilibili, Inc. ADR (a)(b)	365,730	39,155,054
Chailease Holding Co. Ltd.	1,869,228	12,970,437
China Resources Land Ltd.	1,151,000	5,574,298
CIFI Holdings Group Co. Ltd.	1,992,000	1,932,015
CK Asset Holdings Ltd.	157,000	953,216
ENN Energy Holdings Ltd.	354,200	5,681,525
ESR Cayman Ltd. (a)(c)	699,800	2,290,929
Haitian International Holdings Ltd.	1,265,000	5,044,314
Hansoh Pharmaceutical Group Co. Ltd. (a)(c)	1,230,385	5,895,453
Huazhu Group Ltd. ADR (a)(b)	74,100	4,068,090
Innovent Biologics, Inc. (a)(c)	518,640	5,260,386
iQIYI, Inc. ADR (a)(b)	97,500	1,620,450
Jacobio Pharmaceuticals Group Co. Ltd. (c)	1,306,500	2,685,567
JD Health International, Inc. (c)	151,830	2,177,621
JD.com, Inc. sponsored ADR (a)	273,200	23,038,956
JOYY, Inc. ADR	49,800	4,667,754
Kingdee International Software Group Co. Ltd.	1,197,000	3,710,745
Kuaishou Technology Class B (c)	8,400	291,738
KWG Property Holding Ltd.	845,000	1,445,634
Li Ning Co. Ltd.	2,300,000	14,940,636
Longfor Properties Co. Ltd. (c)	930,000	6,160,842
Meituan Class B (a)(c)	1,150,280	44,122,599
Ming Yuan Cloud Group Holdings Ltd.	53,200	242,593
NetEase, Inc. ADR	43,300	4,471,158
New Horizon Health Ltd. (c)	18,780	140,595
New Oriental Education & Technology Group, Inc. sponsored ADR	1,066,450	14,930,300
PagSeguro Digital Ltd. (a)	147,109	6,811,147
Pinduoduo, Inc. ADR (a)	237,233	31,760,754
Shenzhou International Group Holdings Ltd.	639,500	13,252,139
Shimao Property Holdings Ltd.	585,220	1,840,551
StoneCo Ltd. Class A (a)	63,000	3,856,860
Sunny Optical Technology Group Co. Ltd.	449,700	10,250,298
TAL Education Group ADR (a)	184,539	9,937,425
Tencent Holdings Ltd.	1,901,000	151,714,162
Tencent Music Entertainment Group ADR (a)	137,000	2,807,130
Tongdao Liepin Group (a)	587,541	1,655,130
Uni-President China Holdings Ltd.	6,298,400	7,664,278
Wuxi Biologics (Cayman), Inc. (a)(c)	673,725	8,496,182
XPeng, Inc. ADR (a)(b)	164,451	6,004,106
Zai Lab Ltd. (a)	47,794	6,440,536

TOTAL CAYMAN ISLANDS		614,501,186

Chile - 0.5%
Sociedad Quimica y Minera de Chile SA:
rights 4/19/21 (a)	45,265	140,322
(PN-B) sponsored ADR	242,800	12,885,396

TOTAL CHILE		13,025,718

China - 7.7%
Bafang Electric Suzhou Co. Ltd. (A Shares)	138,500	4,049,751
Bear Electric Appliance Co. Ltd. (A Shares)	96,600	1,276,079
Beijing Enlight Media Co. Ltd. (A Shares)	2,972,600	5,434,709
Beijing Sinohytec Co. Ltd. (A Shares)	57,000	1,992,019
China Communications Services Corp. Ltd. (H Shares)	5,712,000	2,564,269
China Construction Bank Corp. (H Shares)	39,553,000	33,339,883
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,209,650	3,001,493
China Merchants Bank Co. Ltd. (H Shares)	2,753,000	21,017,295
China Petroleum & Chemical Corp. (H Shares)	18,368,000	9,731,137
China Tower Corp. Ltd. (H Shares) (c)	9,322,000	1,378,976
Fuyao Glass Industries Group Co. Ltd. (A Shares)	98,300	691,272
Gemdale Corp. (A Shares)	975,500	1,787,942
Glodon Co. Ltd. (A Shares)	201,800	2,044,593
Great Wall Motor Co. Ltd. (H Shares)	1,173,500	3,252,971
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	438,600	4,196,809
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,782,000	1,496,824
Haier Smart Home Co. Ltd. (a)	921,600	3,686,827
Haier Smart Home Co. Ltd. (A Shares)	197,000	937,401
Hangzhou Tigermed Consulting Co. Ltd. (H Shares) (a)(c)	201,806	3,989,861
Joinn Laboratories China Co. Ltd. (H Shares) (c)	27,840	481,303
Pharmaron Beijing Co. Ltd. (H Shares) (c)	315,730	5,966,059
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,270,000	39,113,635
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	476,075	4,032,287
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	119,540	7,280,964
Sinopec Engineering Group Co. Ltd. (H Shares)	2,454,500	1,354,473
TravelSky Technology Ltd. (H Shares)	1,103,000	2,579,403
Tsingtao Brewery Co. Ltd. (H Shares)	1,680,000	14,889,441
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	379,135	3,074,885
WuXi AppTec Co. Ltd. (H Shares) (c)	333,989	6,568,853
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	870,900	3,248,749

TOTAL CHINA		194,460,163

Cyprus - 0.7%
TCS Group Holding PLC GDR	307,974	17,862,492
Egypt - 0.0%
Six of October Development & Investment Co.	781,002	795,039
France - 0.1%
Ubisoft Entertainment SA (a)	30,100	2,287,772
Germany - 0.2%
Delivery Hero AG (a)(c)	40,600	5,261,084
Hong Kong - 1.2%
AIA Group Ltd.	701,400	8,582,871
Antengene Corp. (c)	383,220	803,500
Antengene Corp.	657,700	1,310,053
Antengene Corp.	433,300	863,077
China Overseas Land and Investment Ltd.	1,500,460	3,898,753
China Resources Beer Holdings Co. Ltd.	1,232,666	9,664,269
Guangdong Investment Ltd.	2,458,000	4,002,814
Hua Hong Semiconductor Ltd. (a)(c)	104,000	566,548

TOTAL HONG KONG		29,691,885

Hungary - 0.5%
OTP Bank PLC (a)	208,800	8,924,889
Richter Gedeon PLC	92,846	2,737,421

TOTAL HUNGARY		11,662,310

India - 10.3%
Adani Ports & Special Economic Zone Ltd.	984,108	9,449,783
Apollo Hospitals Enterprise Ltd.	37,780	1,499,171
Axis Bank Ltd. (a)	2,261,243	21,560,304
Bajaj Auto Ltd.	15,800	792,846
Bajaj Finance Ltd.	190,548	13,415,089
Cipla Ltd.	39,760	443,049
Divi's Laboratories Ltd.	43,820	2,170,258
Embassy Office Parks (REIT)	286,600	1,275,132
HDFC Bank Ltd. (a)	1,850,654	37,864,415
Housing Development Finance Corp. Ltd.	20,100	686,437
Indraprastha Gas Ltd.	921,820	6,456,653
Indus Towers Ltd.	270,400	905,665
IndusInd Bank Ltd. (a)	570,400	7,442,644
Infosys Ltd.	463,700	8,696,827
ITC Ltd.	2,467,987	7,372,060
JK Cement Ltd.	331,898	13,145,744
Kalyan Jewellers India Ltd. (a)	18,326	17,061
Larsen & Toubro Ltd.	579,478	11,240,440
Mahanagar Gas Ltd.	234,029	3,739,902
Manappuram General Finance & Leasing Ltd.	2,411,057	4,917,800
Max Healthcare Institute Ltd. (a)	206,700	581,400
Mindspace Business Parks (c)	160,400	646,591
NTPC Ltd.	2,932,743	4,271,909
Oberoi Realty Ltd. (a)	314,466	2,472,575
Petronet LNG Ltd.	938,368	2,881,869
Power Grid Corp. of India Ltd.	2,074,798	6,116,738
Reliance Industries Ltd.	1,211,797	33,183,874
Shree Cement Ltd. (a)	26,627	10,725,787
Shriram Transport Finance Co. Ltd.	900,700	17,513,218
Sun Pharmaceutical Industries Ltd.	157,850	1,290,016
Sunteck Realty Ltd.	69,997	268,319
Tata Consultancy Services Ltd.	526,726	22,882,988
Tata Motors Ltd. (a)	474,300	1,970,220
Torrent Pharmaceuticals Ltd.	100,133	3,483,920

TOTAL INDIA		261,380,704

Indonesia - 1.1%
PT Bank Central Asia Tbk	6,143,200	13,142,853
PT Bank Rakyat Indonesia Tbk	45,272,900	13,714,338
PT United Tractors Tbk	1,208,600	1,840,983

TOTAL INDONESIA		28,698,174

Japan - 0.6%
Capcom Co. Ltd.	82,400	2,680,556
Freee KK (a)(b)	20,500	1,751,424
JTOWER, Inc. (a)	17,500	1,362,499
Keyence Corp.	6,000	2,734,537
Money Forward, Inc. (a)	45,600	1,730,610
Rakus Co. Ltd.	116,200	2,254,089
Square Enix Holdings Co. Ltd.	45,000	2,502,857

TOTAL JAPAN		15,016,572

Kenya - 0.1%
Safaricom Ltd.	6,288,033	2,084,510
Korea (South) - 13.0%
AMOREPACIFIC Group, Inc.	124,709	7,205,061
Coway Co. Ltd.	73,290	4,273,949
DuzonBizon Co. Ltd.	23,050	2,017,094
Hana Financial Group, Inc.	286,467	10,875,492
Hanon Systems	228,380	3,587,722
Hyundai Mobis	13,756	3,581,518
Hyundai Motor Co.	41,450	8,063,308
Kakao Corp.	26,650	11,806,701
KB Financial Group, Inc.	351,346	17,381,647
Kia Motors Corp.	198,850	14,670,877
LG Chemical Ltd.	5,860	4,209,207
LG Corp.	71,595	5,765,976
LG Electronics, Inc.	37,210	4,986,263
NCSOFT Corp.	7,996	6,203,532
Netmarble Corp. (c)	9,070	1,042,600
POSCO	78,851	22,426,346
S-Oil Corp.	69,480	5,026,437
Samsung Biologics Co. Ltd. (a)(c)	12,124	8,099,742
Samsung Electronics Co. Ltd.	1,871,813	135,921,220
Samsung SDI Co. Ltd.	32,276	19,049,877
SK Hynix, Inc.	248,895	29,494,692
Studio Dragon Corp. (a)	28,500	2,534,397

TOTAL KOREA (SOUTH)		328,223,658

Luxembourg - 0.1%
Adecoagro SA (a)	172,004	1,351,951
Globant SA (a)	7,900	1,640,119

TOTAL LUXEMBOURG		2,992,070

Mexico - 2.2%
CEMEX S.A.B. de CV sponsored ADR (a)	2,641,300	18,409,861
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,168,900	2,448,802
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	412,996	4,317,167
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR (a)	13,800	2,453,502
Grupo Aeroportuario Norte S.A.B. de CV (a)	326,500	2,052,975
Grupo Financiero Banorte S.A.B. de CV Series O (a)	2,434,532	13,713,039
Macquarie Mexican (REIT) (c)	1,019,689	1,271,649
Wal-Mart de Mexico SA de CV Series V	3,630,800	11,452,221

TOTAL MEXICO		56,119,216

Netherlands - 1.4%
Adyen BV (a)(c)	1,500	3,347,108
ASML Holding NV (Netherlands)	5,900	3,620,059
CTP BV (a)(c)	97,300	1,722,966
NXP Semiconductors NV	17,600	3,543,584
X5 Retail Group NV GDR (Reg. S)	222,400	7,170,176
Yandex NV Series A (a)	253,214	16,220,889

TOTAL NETHERLANDS		35,624,782

Panama - 0.2%
Copa Holdings SA Class A	54,900	4,435,371
Peru - 0.2%
Compania de Minas Buenaventura SA sponsored ADR (a)	517,800	5,193,534
Philippines - 0.4%
Ayala Corp.	289,535	4,414,917
Ayala Land, Inc.	4,627,300	3,275,247
Globe Telecom, Inc.	36,870	1,428,304
PUREGOLD Price Club, Inc.	453,587	367,319
Robinsons Land Corp.	3,282,970	1,209,551

TOTAL PHILIPPINES		10,695,338

Poland - 0.2%
CD Projekt RED SA (a)	89,400	4,325,149
Russia - 2.9%
LSR Group OJSC	27,000	294,747
Lukoil PJSC sponsored ADR	250,800	20,279,688
MMC Norilsk Nickel PJSC sponsored ADR	289,000	9,011,020
NOVATEK OAO GDR (Reg. S)	64,900	12,817,750
Sberbank of Russia	1,333,250	5,115,565
Sberbank of Russia sponsored ADR	1,364,892	21,026,161
Tatneft PAO	582,800	4,608,598

TOTAL RUSSIA		73,153,529

Saudi Arabia - 0.7%
Al Rajhi Bank	672,372	17,713,344
Singapore - 0.2%
First Resources Ltd.	5,702,800	5,892,724
South Africa - 3.4%
AngloGold Ashanti Ltd.	387,300	8,430,354
Bidvest Group Ltd.	339,462	3,918,762
Capitec Bank Holdings Ltd. (a)	92,499	8,897,953
DRDGOLD Ltd.	45,770	42,361
FirstRand Ltd.	3,527,428	12,336,439
Impala Platinum Holdings Ltd.	1,325,000	24,461,550
Naspers Ltd. Class N	77,700	18,609,960
Pick 'n Pay Stores Ltd.	2,382,908	8,677,595

TOTAL SOUTH AFRICA		85,374,974

Spain - 0.1%
Aena Sme SA (a)(c)	2,800	454,116
Amadeus IT Holding SA Class A (a)	46,300	3,297,861

TOTAL SPAIN		3,751,977

Switzerland - 0.2%
Dufry AG (a)	55,072	3,757,581
Taiwan - 8.5%
Formosa Plastics Corp.	1,000,000	3,560,413
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,342,000	10,300,040
MediaTek, Inc.	444,000	15,311,360
Taiwan Semiconductor Manufacturing Co. Ltd.	8,244,869	174,075,790
Unified-President Enterprises Corp.	4,574,000	11,775,784

TOTAL TAIWAN		215,023,387

Thailand - 0.3%
PTT Global Chemical PCL (For. Reg.)	3,770,900	7,569,545
Turkey - 0.2%
Aselsan A/S	2,103,000	3,807,545
United Kingdom - 1.1%
Deliveroo Holdings PLC (a)	89,520	354,749
Helios Towers PLC (a)	157,300	366,483
Midea Group Co. Ltd. ELS (UBS AG London Branch Bank Warrant Programme) Class A warrants 7/21/22 (a)(c)	156,100	1,958,918
Mondi PLC	571,542	14,687,778
Network International Holdings PLC (a)(c)	309,200	1,763,024
Prudential PLC	442,553	9,427,507

TOTAL UNITED KINGDOM		28,558,459

United States of America - 2.7%
Activision Blizzard, Inc.	90,900	8,453,700
Arco Platform Ltd. Class A (a)	38,400	973,056
DouYu International Holdings Ltd. ADR (a)	134,100	1,395,981
First Cash Financial Services, Inc.	104,572	6,867,243
LexinFintech Holdings Ltd. ADR (a)(b)	62,000	623,720
Li Auto, Inc. ADR (a)(b)	328,471	8,211,775
MercadoLibre, Inc. (a)	7,500	11,041,050
Micron Technology, Inc. (a)	235,400	20,764,634
NVIDIA Corp.	8,300	4,431,619
ON Semiconductor Corp. (a)	152,600	6,349,686

TOTAL UNITED STATES OF AMERICA		69,112,464

Vietnam - 0.0%
Bank For Foreign Trade JSC	80	329
Ho Chi Minh City Development JSCB (a)	95	109
Ho Chi Minh City Securities Co.	82	110
Vietnam Dairy Products Corp.	7	30
Vincom Retail JSC (a)	531,100	752,631

TOTAL VIETNAM		753,209

TOTAL COMMON STOCKS
(Cost $1,552,334,215)		2,276,717,433

Preferred Stocks - 3.3%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (d)(e)	30,246	3,314,181
dMed Biopharmaceutical Co. Ltd. (Class C) (d)(e)	52,588	727,292
		4,041,473
Nonconvertible Preferred Stocks - 3.1%
Brazil - 2.1%
Ambev SA sponsored ADR	4,496,500	12,320,410
Companhia de Transmissao de Energia Eletrica Paulista (PN)	323,900	1,457,612
Itau Unibanco Holding SA sponsored ADR	2,728,943	13,535,557
Metalurgica Gerdau SA (PN)	3,440,200	8,196,118
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	1,116,600	9,535,764
sponsored ADR	1,028,400	8,720,832
		53,766,293
Korea (South) - 0.9%
Hyundai Motor Co. Series 2	86,798	7,584,676
Samsung Electronics Co. Ltd.	242,623	15,772,933
		23,357,609
Russia - 0.1%
Tatneft PAO	103,100	758,830

TOTAL NONCONVERTIBLE PREFERRED STOCKS		77,882,732

TOTAL PREFERRED STOCKS
(Cost $72,582,865)		81,924,205
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 4/1/21 to 5/20/21 (Cost $5,609,877)(f)	5,610,000	5,609,955
	Shares	Value

Money Market Funds - 6.1%
Fidelity Cash Central Fund 0.06% (g)	100,370,737	100,390,811
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	54,554,647	54,560,103
TOTAL MONEY MARKET FUNDS
(Cost $154,950,530)		154,950,914
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,785,477,487)		2,519,202,507
NET OTHER ASSETS (LIABILITIES) - 0.5%		13,612,799
NET ASSETS - 100%		$2,532,815,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,737	June 2021	$114,859,125	$122,178	$122,178

The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,686,561 or 5.2% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,523,903 or 0.2% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,379,955.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286
ByteDance Ltd. Series E1	11/18/20	$3,314,181
dMed Biopharmaceutical Co. Ltd. (Class C)	12/1/20	$746,915

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$28,895
Fidelity Securities Lending Cash Central Fund	40,217
Total	$69,112

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$280,609,306	$95,511,580	$185,097,726	$--
Consumer Discretionary	421,583,740	221,865,715	199,718,025	--
Consumer Staples	126,759,208	107,778,363	18,980,845	--
Energy	109,385,762	94,628,188	14,757,574	--
Financials	428,227,580	252,073,698	174,671,452	1,482,430
Health Care	89,492,447	63,555,565	25,209,590	727,292
Industrials	78,459,441	71,330,966	7,128,475	--
Information Technology	527,169,876	94,480,174	429,375,521	3,314,181
Materials	195,312,208	132,181,977	63,130,231	--
Real Estate	45,462,839	45,462,839	--	--
Utilities	56,179,231	56,179,231	--	--
Government Obligations	5,609,955	--	5,609,955	--
Money Market Funds	154,950,914	154,950,914	--	--
Total Investments in Securities:	$2,519,202,507	$1,389,999,210	$1,123,679,394	$5,523,903
Derivative Instruments:
Assets
Futures Contracts	$122,178	$122,178	$--	$--
Total Assets	$122,178	$122,178	$--	$--
Total Derivative Instruments:	$122,178	$122,178	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$122,178	$0
Total Equity Risk	122,178	0
Total Value of Derivatives	$122,178	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,547,296) — See accompanying schedule: Unaffiliated issuers (cost $1,630,526,957)	$2,364,251,593
Fidelity Central Funds (cost $154,950,530)	154,950,914
Total Investment in Securities (cost $1,785,477,487)		$2,519,202,507
Segregated cash with brokers for derivative instruments		635,000
Cash		2,766,356
Foreign currency held at value (cost $22,303,478)		22,035,461
Receivable for investments sold		46,690,946
Receivable for fund shares sold		389,842
Dividends receivable		7,300,580
Distributions receivable from Fidelity Central Funds		8,296
Receivable for daily variation margin on futures contracts		562,049
Other receivables		155,192
Total assets		2,599,746,229
Liabilities
Payable for investments purchased	$6,137,255
Payable for fund shares redeemed	495,818
Other payables and accrued expenses	5,738,075
Collateral on securities loaned	54,559,775
Total liabilities		66,930,923
Net Assets		$2,532,815,306
Net Assets consist of:
Paid in capital		$1,759,013,158
Total accumulated earnings (loss)		773,802,148
Net Assets		$2,532,815,306
Net Asset Value, offering price and redemption price per share ($2,532,815,306 ÷ 8,542,546 shares)		$296.49

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$17,311,515
Income from Fidelity Central Funds (including $40,217 from security lending)		69,112
Income before foreign taxes withheld		17,380,627
Less foreign taxes withheld		(2,512,516)
Total income		14,868,111
Expenses
Custodian fees and expenses	$479,166
Independent directors' fees and expenses	4,958
Total expenses		484,124
Net investment income (loss)		14,383,987
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,231,369
Fidelity Central Funds	516
Foreign currency transactions	(36,897)
Futures contracts	4,715,444
Total net realized gain (loss)		88,910,432
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $5,494,710)	415,994,228
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(357,797)
Futures contracts	130,574
Total change in net unrealized appreciation (depreciation)		415,767,006
Net gain (loss)		504,677,438
Net increase (decrease) in net assets resulting from operations		$519,061,425

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,383,987	$32,586,183
Net realized gain (loss)	88,910,432	7,366,239
Change in net unrealized appreciation (depreciation)	415,767,006	217,587,625
Net increase (decrease) in net assets resulting from operations	519,061,425	257,540,047
Distributions to shareholders	(15,611,287)	(49,669,829)
Affiliated share transactions
Proceeds from sales of shares	153,308,426	101,125,240
Reinvestment of distributions	15,611,287	49,669,829
Cost of shares redeemed	(126,361,785)	(151,723,010)
Net increase (decrease) in net assets resulting from share transactions	42,557,928	(927,941)
Total increase (decrease) in net assets	546,008,066	206,942,277
Net Assets
Beginning of period	1,986,807,240	1,779,864,963
End of period	$2,532,815,306	$1,986,807,240
Other Information
Shares
Sold	531,299	447,788
Issued in reinvestment of distributions	57,741	230,523
Redeemed	(424,609)	(751,353)
Net increase (decrease)	164,431	(73,042)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$237.14	$210.61	$220.61	$246.26	$202.55	$172.95
Income from Investment Operations
Net investment income (loss)A	1.69	3.85	7.79B	5.11	4.65	4.05
Net realized and unrealized gain (loss)	59.51	28.57	1.52	(14.13)	44.19	29.35
Total from investment operations	61.20	32.42	9.31	(9.02)	48.84	33.40
Distributions from net investment income	(1.85)	(5.52)	(4.54)	(4.95)	(4.06)	(3.80)
Distributions from net realized gain	–	(.37)	(14.76)	(11.68)	(1.07)	–
Total distributions	(1.85)	(5.89)	(19.31)C	(16.63)	(5.13)	(3.80)
Net asset value, end of period	$296.49	$237.14	$210.61	$220.61	$246.26	$202.55
Total ReturnD,E	25.89%	15.71%	5.22%	(4.20)%	24.55%	19.51%
Ratios to Average Net AssetsF,G
Expenses before reductions	.04%H	.05%	.06%	.07%	.07%	.09%
Expenses net of fee waivers, if any	.04%H	.05%	.06%	.07%	.07%	.09%
Expenses net of all reductions	.04%H	.05%	.06%	.07%	.07%	.09%
Net investment income (loss)	1.19%H	1.76%	3.73%B	2.07%	2.12%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$2,532,815	$1,986,807	$1,779,865	$663,813	$763,186	$414,821
Portfolio turnover rateI	78%H	50%	60%	65%	59%	52%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $2.72 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.43%.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$798,128,329
Gross unrealized depreciation	(74,160,729)
Net unrealized appreciation (depreciation)	$723,967,600
Tax cost	$1,795,357,085

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(27,735,927)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	887,438,960	967,762,466

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Equity Central Fund	$4,127

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	13,243,523	6,595,334

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Equity Central Fund	$3,764	$–	$–

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Emerging Markets Equity Central Fund	.0400%
Actual		$1,000.00	$1,258.90	$.23
Hypothetical-C		$1,000.00	$1,024.73	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Emerging Markets Equity Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMQ-SANN-0521
1.876936.112

Fidelity® Real Estate Equity Central Fund

Semi-Annual Report

March 31, 2021

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2021

% of fund's net assets
Prologis (REIT), Inc.	11.4
Digital Realty Trust, Inc.	6.5
Equinix, Inc.	6.0
CubeSmart	5.9
Mid-America Apartment Communities, Inc.	4.6
Essex Property Trust, Inc.	4.6
Ventas, Inc.	4.3
RLJ Lodging Trust	4.3
VICI Properties, Inc.	4.1
Invitation Homes, Inc.	4.0
55.7

Top Five REIT Sectors as of March 31, 2021

% of fund's net assets
REITs - Diversified	19.8
REITs - Apartments	16.4
REITs - Warehouse/Industrial	16.0
REITs - Health Care	10.6
REITs - Storage	9.1

Asset Allocation (% of fund's net assets)

As of March 31, 2021
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Equity Real Estate Investment Trusts (REITs) - 95.4%
REITs - Apartments - 16.4%
Essex Property Trust, Inc.	237,719	$64,621,533
Invitation Homes, Inc.	1,746,404	55,867,464
Mid-America Apartment Communities, Inc.	448,100	64,687,716
UDR, Inc.	1,005,382	44,096,055
		229,272,768
REITs - Diversified - 19.8%
Clipper Realty, Inc.	638,806	5,059,344
Digital Realty Trust, Inc.	651,023	91,690,079
Equinix, Inc.	123,938	84,227,025
Lamar Advertising Co. Class A	412,100	38,704,432
VICI Properties, Inc. (a)	2,024,831	57,181,227
		276,862,107
REITs - Health Care - 10.6%
CareTrust (REIT), Inc.	1,104,900	25,727,597
Healthcare Realty Trust, Inc.	1,040,210	31,539,167
Ventas, Inc.	1,141,494	60,887,290
Welltower, Inc.	426,966	30,583,575
		148,737,629
REITs - Hotels - 4.7%
RLJ Lodging Trust	3,860,967	59,767,769
Sunstone Hotel Investors, Inc.	522,400	6,509,104
		66,276,873
REITs - Management/Investment - 4.5%
American Tower Corp.	62,300	14,893,438
Lexington Corporate Properties Trust	1,248,737	13,873,468
National Retail Properties, Inc.	781,081	34,422,240
		63,189,146
REITs - Manufactured Homes - 3.3%
Equity Lifestyle Properties, Inc.	717,800	45,680,792
REITs - Office Property - 5.8%
Alexandria Real Estate Equities, Inc.	310,180	50,962,574
Douglas Emmett, Inc.	977,062	30,679,747
		81,642,321
REITs - Shopping Centers - 1.3%
SITE Centers Corp.	1,344,845	18,236,098
REITs - Single Tenant - 3.9%
Four Corners Property Trust, Inc.	1,406,500	38,538,100
Spirit Realty Capital, Inc.	382,800	16,269,000
		54,807,100
REITs - Storage - 9.1%
CubeSmart	2,202,419	83,317,511
Extra Space Storage, Inc.	252,235	33,433,749
Iron Mountain, Inc.	290,700	10,758,807
		127,510,067
REITs - Warehouse/Industrial - 16.0%
Americold Realty Trust (a)	971,410	37,370,143
Prologis (REIT), Inc.	1,501,721	159,182,425
Terreno Realty Corp.	459,916	26,569,347
		223,121,915

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,335,336,816

Hotels, Restaurants & Leisure - 0.8%
Casinos & Gaming - 0.8%
Caesars Entertainment, Inc. (b)	120,910	10,573,580
Real Estate Management & Development - 2.8%
Real Estate Services - 2.8%
CBRE Group, Inc. (b)	393,900	31,161,429
Realogy Holdings Corp. (b)	526,600	7,967,458
		39,128,887
TOTAL COMMON STOCKS
(Cost $1,247,527,486)		1,385,039,283

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.06% (c)	11,656,933	11,659,264
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	58,995,150	59,001,050
TOTAL MONEY MARKET FUNDS
(Cost $70,660,314)		70,660,314
TOTAL INVESTMENT IN SECURITIES - 104.0%
(Cost $1,318,187,800)		1,455,699,597
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(56,594,186)
NET ASSETS - 100%		$1,399,105,411

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,202
Fidelity Securities Lending Cash Central Fund	10,366
Total	$14,568

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,385,039,283	$1,385,039,283	$--	$--
Money Market Funds	70,660,314	70,660,314	--	--
Total Investments in Securities:	$1,455,699,597	$1,455,699,597	$--	$--
Net unrealized depreciation on unfunded commitments	$(416,086)	$--	$(416,086)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2021 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $57,456,463) — See accompanying schedule: Unaffiliated issuers (cost $1,247,527,486)	$1,385,039,283
Fidelity Central Funds (cost $70,660,314)	70,660,314
Total Investment in Securities (cost $1,318,187,800)		$1,455,699,597
Foreign currency held at value (cost $1)		1
Receivable for investments sold		4,899,601
Receivable for fund shares sold		72,391
Dividends receivable		5,092,203
Distributions receivable from Fidelity Central Funds		4,362
Total assets		1,465,768,155
Liabilities
Payable for investments purchased	$7,151,951
Unrealized depreciation on unfunded commitments	416,086
Payable for fund shares redeemed	90,032
Other payables and accrued expenses	3,625
Collateral on securities loaned	59,001,050
Total liabilities		66,662,744
Net Assets		$1,399,105,411
Net Assets consist of:
Paid in capital		$1,382,038,437
Total accumulated earnings (loss)		17,066,974
Net Assets		$1,399,105,411
Net Asset Value, offering price and redemption price per share ($1,399,105,411 ÷ 11,167,841 shares)		$125.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2021 (Unaudited)
Investment Income
Dividends		$13,547,058
Income from Fidelity Central Funds (including $10,366 from security lending)		14,568
Total income		13,561,626
Expenses
Custodian fees and expenses	$6,527
Independent directors' fees and expenses	1,689
Total expenses before reductions	8,216
Expense reductions	(13)
Total expenses after reductions		8,203
Net investment income (loss)		13,553,423
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(888,416)
Total net realized gain (loss)		(888,416)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	134,004,010
Unfunded commitments	(416,086)
Total change in net unrealized appreciation (depreciation)		133,587,924
Net gain (loss)		132,699,508

Net increase (decrease) in net assets resulting from operations		$146,252,931

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2021 (Unaudited)	Year ended September 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,553,423	$21,359,141
Net realized gain (loss)	(888,416)	(125,536,049)
Change in net unrealized appreciation (depreciation)	133,587,924	(39,075,345)
Net increase (decrease) in net assets resulting from operations	146,252,931	(143,252,253)
Distributions to shareholders	(9,436,576)	(19,495,484)
Affiliated share transactions
Proceeds from sales of shares	566,254,929	712,478,792
Reinvestment of distributions	9,436,576	19,495,485
Cost of shares redeemed	(13,473,030)	(323,058,306)
Net increase (decrease) in net assets resulting from share transactions	562,218,475	408,915,971
Total increase (decrease) in net assets	699,034,830	246,168,234
Net Assets
Beginning of period	700,070,581	453,902,347
End of period	$1,399,105,411	$700,070,581
Other Information
Shares
Sold	4,719,467	6,116,468
Issued in reinvestment of distributions	83,973	177,230
Redeemed	(112,182)	(3,465,003)
Net increase (decrease)	4,691,258	2,828,695

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2021	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$108.09	$124.43	$109.73	$112.82	$113.15	$95.92
Income from Investment Operations
Net investment income (loss)A	1.75	3.43	3.92	3.84	3.00	3.03
Net realized and unrealized gain (loss)	16.85	(16.47)	15.85	.13	(.91)	17.03
Total from investment operations	18.60	(13.04)	19.77	3.97	2.09	20.06
Distributions from net investment income	(1.41)	(3.30)	(3.16)	(3.16)B	(2.29)	(2.83)
Distributions from net realized gain	–	–	(1.91)	(3.90)B	(.12)	–
Total distributions	(1.41)	(3.30)	(5.07)	(7.06)	(2.42)C	(2.83)
Net asset value, end of period	$125.28	$108.09	$124.43	$109.73	$112.82	$113.15
Total ReturnD,E	17.37%	(10.48)%	18.98%	3.73%	1.95%	21.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %H,I	- %I	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %H,I	- %I	.01%	.01%	.01%	.01%
Net investment income (loss)	3.00%H	3.05%	3.44%	3.59%	2.72%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,399,105	$700,071	$453,902	$126,704	$127,147	$173,787
Portfolio turnover rateJ	28%H	84%K	37%	47%	64%	69%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2021

1. Organization.

Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$148,553,873
Gross unrealized depreciation	(36,961,885)
Net unrealized appreciation (depreciation)	$111,591,988
Tax cost	$1,344,107,609

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(97,699,788)

Special Purpose Acquisition Companies. Funds may invest in stock, warrants, and other securities of special purpose acquisition companies (SPACs) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring the equity securities of one or more existing companies via merger, business combination, acquisition or other similar transactions within a designated time frame.

Private Investment in Public Equity. Funds may acquire equity securities of an issuer through a private investment in a public equity (PIPE) transaction, including through commitments to purchase securities on a when-issued basis. A PIPE typically involves the purchase of securities directly from a publicly traded company in a private placement transaction. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a resale registration statement for the shares is filed and declared effective.

At period end, the Fund had commitments to purchase when-issued securities through PIPE transactions with SPACs. The commitments are contingent upon the SPACs acquiring the securities of target companies. Unrealized appreciation (depreciation) on these commitments is separately presented in the Statements of Assets and Liabilities as Unrealized appreciation (depreciation) on unfunded commitments, and in the Statement of Operations as Change in unrealized appreciation (depreciation) on unfunded commitments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	687,503,949	127,039,794

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Equity Central Fund	$5,769

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note and are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	50,129,372	12,074,096

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund received investments and cash valued at $505,031,710 in exchange for 4,177,959 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Equity Central Fund	$1,127	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $13.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2020 to March 31, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2020	Ending Account Value March 31, 2021	Expenses Paid During Period-B October 1, 2020 to March 31, 2021
Fidelity Real Estate Equity Central Fund	.0018%
Actual		$1,000.00	$1,173.70	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Fidelity Real Estate Equity Central Fund

At its January 2021 meeting, the Board of Directors, including the Independent Directors (together, the Board), voted to continue the management contract with Fidelity Management & Research Company LLC (FMR), and the sub-advisory agreements and sub-subadvisory agreements, in each case, where applicable (together, the Advisory Contracts) for the fund for four months from February 1, 2021 through May 31, 2021, in connection with changes to the Board's meeting calendar.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board also considered that since its last approval of the fund's Advisory Contracts, FMR had provided additional information on the fund in support of the annual contract renewal process, including competitive analyses on total expenses and management fees and in-depth reviews of fund performance and fund profitability information. The Board also considered the findings of certain ad hoc committees that had been previously formed to discuss matters relevant to all of the Fidelity funds, including economies of scale, fall-out benefits and retail vs. institutional funds. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through May 31, 2021, with the understanding that the Board will consider the annual renewal for a full one year period in May 2021.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the funds, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved for four months from February 1, 2021 through May 31, 2021.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ESCIP-SANN-0521
1.831586.114

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2021